UNITED STATES
                             SECURITIES AND EXCHANGE
                                   COMMISSION
                             WASHINGTON, D.C. 20549

                                                 ------------------------------
                                                 OMB Number:    3235-0578
                                                 Expires:   February 28, 2006
                                                 Estimated average burden hours
                                                 per response........20.0
                                                 ------------------------------

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number  811-01829
                                    -------------------------------------------

                              Columbia Acorn Trust
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  One Financial Center, Boston, Massachusetts                    02111
---------------------------------------------------------- --------------------
    (Address of principal executive offices)                     (Zip code)

                            Vincent Pietropaolo, Esq.
                         Columbia Management Group, Inc.
                              One Financial Center
                                Boston, MA 02111

-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-617-772-3698
                                                   ----------------------------

Date of fiscal year end:   12/31/05
                           ------------------

Date of reporting period:  3/31/05
                           ------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

Columbia Acorn Fund
        >Statement of Investments (Unaudited), March 31, 2005


NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------
                                                         COMMON STOCKS AND OTHER
                                                   EQUITY-LIKE SECURITIES: 92.5%
--------------------------------------------------------------------------------
INFORMATION: 22.4%
                     SOFTWARE/SERVICES
                     >BUSINESS SOFTWARE: 4.1%
         1,478,000   Kronos (b)                                          $75,541
                     Labor Management Solutions
         1,900,000   Micros Systems (b)(c)                                69,749
                     Information Systems for Restaurants & Hotels
        11,500,000   Novell (b)                                           68,540
                     Directory, Operating System & Identity
                     Management Software
           847,000   Avid Technology (b)                                  45,840
                     Digital Nonlinear Editing Software & Systems
         3,448,000   Aspect Communications (b)(c)                         35,894
                     Call Center Software
         1,448,000   McAfee (b)                                           32,667
                     Security Software & Services
         2,200,000   JDA Software Group (b)(c)                            30,888
                     Applications/Software & Services for Retailers
         1,521,000   Sybase (b)                                           28,078
                     Database Software
         2,000,000   MRO Software (b)(c)                                  28,060
                     Enterprise Maintenance Software
         2,200,000   MAPICS (b)(c)                                        28,006
                     Mid Market ERP Software
         6,700,000   E.Piphany (b)(c)                                     23,785
                     CRM Software
         1,300,000   Witness Systems (b)                                  22,815
                     Customer Experience Management Software
         3,000,000   Lawson Software (b)                                  17,700
                     Enterprise Resource Planning (ERP) Software
         1,575,000   Radiant Systems (b)(c)                               15,435
                     Point of Sale Systems for Convenience Stores
           460,000   Maximus                                              15,405
                     Outsourcer For Government
         6,000,000   Actuate (b)(c)                                       14,400
                     Information Delivery Software & Solutions
         5,000,000   Indus International (b)(c)                           12,200
           600,000   Indus International (b)(c)                            1,464
                     Enterprise Asset Management Software
         1,250,000   ClickSoftware Technologies                            2,975
                     Service Chain Optimization Software
--------------------------------------------------------------------------------
                                                                         569,442
                     >BUSINESS INFORMATION/BUSINESS
                     SERVICES/PUBLISHING: 1.8%
         1,200,000   Getty Images (b)                                     85,332
                     Photographs for Publications & Electronic Media
         1,110,000   Fair Isaac                                           38,228
                     Credit Scoring & Decision Analytic Software
         1,336,000   Navigant Consulting (b)                              36,379
                     Financial Consulting Firm
         2,685,000   InfoUSA (c)                                          28,219
                     Business Data for Sales Leads
         1,395,000   Ceridian (b)                                         23,785
                     HR Services & Payment Processing
         1,000,000   FTI Consulting (b)                                   20,640
                     Financial Consulting Firm


NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------

         1,700,000   PRIMEDIA (b)                                         $7,395
                     Specialty Magazines & Other Publications
           350,000   Dex Media                                             7,228
                     Yellow Pages Publisher
--------------------------------------------------------------------------------
                                                                         247,206
                     >TRANSACTION PROCESSORS: 1.0%
         1,432,000   Global Payments                                      92,350
                     Credit Card Processor
         9,000,000   Hong Kong Exchanges & Clearing
                     (Hong Kong)                                          23,310
                     Hong Kong Equity & Derivatives Operator
         1,250,000   Pegasus Systems (b)(c)                               14,775
                     Transaction Processor for Hotel Industry
           600,000   Cubic                                                11,364
                     Revenue Collection & Defense Systems
--------------------------------------------------------------------------------
                                                                         141,799
                     >ELECTRONICS DISTRIBUTION: 0.9%
         2,325,000   Avnet (b)                                            42,827
                     Electronic Components Distribution
           730,000   CDW                                                  41,376
                     Tech Reseller to Small Businesses
           680,000   Tech Data (b)                                        25,201
                     I/T Distributor
           710,000   Agilysys                                             13,959
                     I/T Distributor
--------------------------------------------------------------------------------
                                                                         123,363
                     >INTERNET: 0.7%
         9,500,000   SkillSoft Publishing (b)(c)                          34,960
                     Provider of Web-Based Learning Solutions (E-Learning)
         2,000,000   RSA Security (b)                                     31,700
                     Enterprise Security Software
         2,000,000   ValueClick (b)                                       21,220
                     Internet Advertising
         1,400,000   DoubleClick (b)                                      10,780
                     Internet Advertising & Direct Marketing Statistical Data
         1,879,808   Vital Stream, Cl. C (b)                               1,269
                     Streaming Services for the Internet
--------------------------------------------------------------------------------
                                                                          99,929
                     >COMPUTER SERVICES: 0.7%
         4,000,000   Bearing Point (b)                                    35,080
                     Business Consulting & Technology Strategy
         4,600,000   AnswerThink Consulting (b)(c)                        18,998
                     I/T Consultant Offering Best Practices Benchmarking
         4,948,000   Igate Capital (b)(c)                                 18,456
                     Technology Staffing Services
         2,000,000   Ciber (b)                                            14,540
                     Software Services & Staffing
         2,300,000   Analysts International (b)(c)                         8,326
                     Technology Staffing Services
         1,025,000   New Horizons Worldwide (b)(c)                         4,101
                     Computer Training Services
--------------------------------------------------------------------------------
                                                                          99,501

NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------
                     >CONSUMER SOFTWARE: 0.3%
         1,333,000   Activision (b)                                      $19,728
                     Entertainment Software
           700,000   THQ (b)                                              19,698
                     Entertainment Software
--------------------------------------------------------------------------------
                                                                          39,426
                     COMPUTER RELATED HARDWARE
                     >COMPUTER HARDWARE/RELATED SYSTEMS: 2.5%
           371,900   Neopost (France)                                     32,210
                     Postage Meter Machines
         1,525,000   Unova (b)                                            31,491
                     Barcode & Wireless LAN Systems
         2,100,000   Symbol Technologies                                  30,429
                     Mobile Computers & Barcode Scanners
         1,070,000   Avocent (b)                                          27,456
                     Computer Control Switches
           660,000   Rogers (b)                                           26,400
                     PCB Laminates & High Performance Foams
         1,173,000   Belden CDT                                           26,052
                     Specialty Cable
         1,875,000   Seachange International (b)(c)                       24,281
                     Systems for Video on Demand & Ad Insertion
         1,626,000   CTS                                                  21,138
                     Electronic Components, Sensors & EMS
           400,000   Zebra Technologies                                   18,996
                     Bar Code Printers
         1,070,000   II VI (b)                                            18,661
                     Laser Components
           230,000   Wincor Nixdorf (Germany) (b)                         18,340
                     Retail POS Systems & ATM Machines
         7,416,000   Advantech (Taiwan) (b)                               16,948
                     Embedded Computers
           625,000   Excel Technologies (c)                               15,363
                     Laser Systems & Electro-Optical Components
           480,000   Applied Films (b)                                    11,098
                     Thin-Film Glass Coating Equipment
         2,900,000   3Com (b)                                             10,324
                     Networking Equipment
         5,000,000   Concurrent Computer (b)(c)                           10,300
                     Video on Demand Systems & Services
         6,800,000   Phoenixtec Power (Taiwan) (b)                         7,511
                     Uninterruptible Power Supplies
--------------------------------------------------------------------------------
                                                                         346,998
                     >GAMING EQUIPMENT: 1.5%
         6,700,000   International Game Technology                       178,622
                      Slot Machines & Progressive Jackpots
         1,050,000   Shuffle Master (b)                                   30,408
                     Card Shufflers, Casino Games & Slot Machines
--------------------------------------------------------------------------------
                                                                         209,030
                     >SEMICONDUCTORS/RELATED EQUIPMENT: 1.2%
         1,835,000   Semtech (b)                                          32,791
                     Analog Semiconductors
         1,510,000   Integrated Circuit Systems (b)                       28,871
                     Silicon Timing Devices
           785,000   Littelfuse (b)                                       22,490
                     Little Fuses
--------------------------------------------------------------------------------


NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------

         1,905,000   IXYS (b)(c)                                         $21,793
                     Power Semiconductors
         2,000,000   Entegris (b)                                         19,780
                     Semiconductor Wager Shipping & Handling Products
        10,000,000   Sunplus Technology (Taiwan)                          15,013
                     Fabless Semiconductor Designer
           565,000   Supertex (b)                                         10,345
                     Mixed-Signal Semiconductors
         1,410,100   ASE Test (Taiwan) (b)                                 7,163
                     Semiconductor Packaging & Test Services
           361,000   Actel (b)                                             5,552
                     Field Programmable Gate Arrays
           521,000   Pericom Semiconductor (b)                             4,465
                     Semiconductors: Interface Integrated Circuits
--------------------------------------------------------------------------------
                                                                         168,263
                     >INSTRUMENTATION: 1.1%
         1,200,000   Trimble Navigation (b)                               40,572
                     GPS-Based Instruments
           711,000   Dionex (b)                                           38,750
                     Ion & Liquid Chromatography
           600,000   Mettler Toledo (b)                                   28,500
                     Laboratory Equipment
         2,300,000   Spectris (United Kingdom)                            21,993
                     Electronic Instrumentation & Controls
           428,000   Varian (b)                                           16,217
                     Analytical Instruments
--------------------------------------------------------------------------------
                                                                         146,032
                     >CONTRACT MANUFACTURING: 0.5%
         1,855,000   Jabil Circuit (b)                                    52,905
                     Electronic Manufacturing Services
         1,536,000   Plexus (b)                                           17,679
                     Electronic Manufacturing Services
--------------------------------------------------------------------------------
                                                                          70,584
                     TELECOMMUNICATIONS
                     >MOBILE COMMUNICATIONS: 2.1%
         3,000,000   Western Wireless (b)                                113,880
                     Rural Cellular Phone Services
         4,000,000   Crown Castle International (b)                       64,240
                     Communication Towers
           780,000   Telephone & Data Systems                             63,648
                     Cellular & Telephone Services
         3,000,000   American Tower (b)                                   54,690
                     Communication Towers in USA & Mexico
--------------------------------------------------------------------------------
                                                                         296,458
                     >TELECOMMUNICATIONS EQUIPMENT: 1.1%
         9,300,000   Tellabs (b)                                          67,890
                     Telecommunications Equipment
           960,000   Plantronics                                          36,557
                     Communication Headsets
         2,750,000   Andrew (b)                                           32,202
                     Wireless Infrastructure Equipment
         1,510,000   Symmetricom (b)                                      16,746
                     Network Timing & Synchronization Devices
--------------------------------------------------------------------------------
                                                                         153,395

Columbia Acorn Fund
        >Statement of Investments (Unaudited), continued

NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------
                     >TELECOMMUNICATIONS/WIRELINE
                     COMMUNICATIONS: 0.3%
           800,000   Commonwealth Telephone (b)                          $37,712
                     Rural Phone Franchises & CLEC
--------------------------------------------------------------------------------
                     MEDIA
                     >TELEVISION PROGRAMMING/CATV: 1.4%
         1,050,000   Liberty Media International (b)                      45,927
                     CATV Holding Company
         2,700,000   Insight Communications (b)                           31,995
                     CATV Franchises in Midwest
         3,000,000   UnitedGlobalCom (b)                                  28,380
                     Video, Voice & Data Services Outside the USA
            35,506   Jupiter Telecommunications (Japan) (b)               28,317
                     Largest Cable Service Provider in Japan
         2,605,000   Liberty Media (b)                                    27,014
                     CATV Programming & Media Company Holdings
           710,000   Corus Entertainment (Canada)                         17,167
                     Television Programming & Radio Stations
         1,250,000   Mediacom Communications (b)                           8,175
                     Cable Television Franchises
--------------------------------------------------------------------------------
                                                                         186,975
                     >TV/SATELLITE BROADCASTING: 0.7%
         3,307,000   SES Global (France)                                  42,834
                     Satellite Broadcasting Services
         1,750,000   Gray Television                                      25,323
                     Mid Market Affiliated TV Stations
         1,827,000   Entravision Communications (b)                       16,205
                     Spanish Language TV, Radio & Outdoor
           333,000   Alliance Atlantis Communication
                     (Canada) (b)                                          8,250
                     CATV Channels, TV/Movie Production/Distribution
           270,000   Metropole TV (France) (b)                             7,561
                     Television Broadcaster
           200,000   Young Broadcasting (b)                                1,728
                     Television Stations
--------------------------------------------------------------------------------
                                                                         101,901
                     >RADIO BROADCASTING: 0.5%
         1,291,000   Salem Communications (b)                             26,595
                     Radio Stations for Religious Programming
         1,200,000   Cumulus Media, Cl. A (b)                             17,100
                     Radio Stations in Small Cities
           992,000   Saga Communications (b)                              15,971
                     Radio Stations in Small & Mid-sized Cities
         1,200,000   Spanish Broadcasting (b)                             12,312
                     Spanish Language Radio Stations
--------------------------------------------------------------------------------
                                                                          71,978
                                                                       ---------
INFORMATION: TOTAL                                                     3,109,992


NUMBER OF SHARES
OR PRINCIPAL AMOUNT (000)                                            VALUE (000)
--------------------------------------------------------------------------------
CONSUMER GOODS/SERVICES: 20.9%
                     SERVICES
                     >RETAIL: 6.5%
         4,990,000   Chico's FAS (b)                                    $141,017
                     Women's Specialty Retail
         3,200,000   Michaels Stores                                     116,160
                     Craft & Hobby Specialty Retailer
         2,265,000   Aeropostale (b)                                      74,179
                     Mall Based Teen Retailer
         1,245,000   Abercrombie & Fitch                                  71,264
                     Teen Apparel Retailer
         3,743,000   Christopher & Banks (c)                              65,877
                     Women's Apparel Retailer
         1,245,000   Petco Animal Supplies (b)                            45,828
                     Pet Supplies & Services
         1,400,000   Williams Sonoma (b)                                  51,450
                     Home Goods & Furnishing Retailer
         1,480,000   Sports Authority (b)(c)                              40,700
                     Sporting Goods Stores
           826,000   Urban Outfitters (b)                                 39,623
                     Eclectic Home & Apparel Retailer
         1,300,000   Borders Group                                        34,606
                     Bookstores
         1,072,000   Zale                                                 31,860
                     Specialty Retailer of Jewelry
         1,370,000   Hot Topic (b)                                        29,935
                     Music Inspired Retailer of Apparel, Accessories & Gifts
         1,093,000   Ann Taylor (b)                                       27,970
                     Women's Apparel Retailer
           230,000   Whole Foods Market                                   23,490
                     Natural Food Supermarkets
           955,000   West Marine (b)                                      20,303
                     Largest Retailer of Boating Supplies
           700,000   Genesco (b)                                          19,894
                     Multi-Concept Branded Footwear Retailer
           300,000   Fast Retailing (Japan)                               18,161
                     Apparel Retailer
           958,000   Brookstone (b)                                       15,539
                     Specialty Consumer Product Retailer
           350,000   Edgars Consolidated Stores
                     (South Africa)                                       15,432
                     Leading Retail Conglomerate
         2,250,000   Esprit Holdings (Hong Kong)                          15,362
                     Global Apparel Brand Manager
         1,062,000   Gaiam (b)(c)                                          5,883
                     Healthy Living Catalog & E-Commerce
$            6,000   Gadzooks 5% Convertible 10/07/08 (e)(f)                 240
                     Teen Apparel Retailer
--------------------------------------------------------------------------------
                                                                         904,773
                     >CONSUMER SERVICES: 1.7%
         2,250,000   ITT Educational Services (b)                        109,125
                     Postsecondary Degree Programs
           775,000   Weight Watchers (b)                                  33,310
                     Weight Loss Programs
         1,290,000   Coinstar (b)(c)                                      27,348
                     Owner/Operator of Coin Counting Machines

NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------
                     >CONSUMER SERVICES--CONTINUED
         1,530,000   Central Parking                                     $26,285
                     Owner, Operator & Manager of Parking Lots & Garages
           870,000   Park 24 (Japan)                                      16,231
                     Parking Lot Operator
         1,850,000   Princeton Review (b)(c)                              10,194
                     College Preparation Courses
         2,350,000   Bally Total Fitness (b)(c)                            8,178
                     National Chain of Fitness Centers
--------------------------------------------------------------------------------
                                                                         230,671
                     >CASINOS: 1.3%
           890,000   Station Casinos                                      60,120
                     Casinos & Riverboats
           875,000   Argosy Gaming (b)                                    40,180
                     Regional Riverboat Casinos
         1,925,000   Pinnacle Entertainment (b)                           32,148
                     Regional Riverboat Casinos
         2,750,000   Alliance Gaming (b)(c)                               26,372
                     Diversified Gaming Company
         4,130,000   Sky City Entertainment (New Zealand)                 14,496
                     Casino/Entertainment Complex
           226,000   Lakes Entertainment (b)                               4,068
                     Native American Casino Development
--------------------------------------------------------------------------------
                                                                         177,384
                     >ENTERTAINMENT/LEISURE PRODUCTS: 1.1%
           905,000   International Speedway Motors                        49,096
                     Largest Motorsport Racetrack Owner & Operator
         1,220,000   RC2 (b)(c)                                           41,480
                     Collectibles & Toys
         1,110,000   Amer Sports (formerly known as
                     Amer Group) (Finland)                                19,933
                     Branded Sporting Goods
           553,000   Speedway Motorsports                                 19,742
                     Motorsport Racetrack Owner & Operator
           345,000   Intralot (Greece)                                    10,565
                     Lottery & Gaming Systems & Services
           500,000   Callaway Golf                                         6,400
                     Premium Golf Clubs & Balls
--------------------------------------------------------------------------------
                                                                         147,216
                     >TRAVEL: 0.9%
         1,635,000   Vail Resorts (b)                                     41,284
                     Owner/Operator of Ski Resorts
         1,814,500   Intrawest (Canada)                                   34,678
                     Owner/Operator of Ski Resorts
         3,380,000   LaQuinta (b)                                         28,730
                     Owner/Franchiser of Mid-Priced Hotels
         1,045,000   Navigant International (b)(c)                        14,275
                     Corporate Travel Agency
           880,000   Jurys Doyle Hotel (Ireland)                          13,349
                     Owner/Operator of Mid-Priced Hotels
--------------------------------------------------------------------------------
                                                                         132,316
                     >RESTAURANTS: 0.7%
         2,000,000   AFC Enterprises (b)(c)                               51,020
                     Owner/Operator of Popeyes "Chicken" Restaurants
         1,447,000   Autogrill (Italy)                                    21,650
                     Tollway Restaurants


NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------
           364,000   Cheesecake Factory (b)                              $12,904
                     Casual Dining Restaurants
           388,000   Kappa Create (Japan)                                 10,261
                     Sushi Chain Restaurant Operator
--------------------------------------------------------------------------------
                                                                          95,835
                     >CRUISE LINES: 0.1%
           400,000   Carnival                                             20,724
                     Largest Cruise Line
--------------------------------------------------------------------------------
                     GOODS
                     >FURNITURE/TEXTILES: 2.3%
         2,200,000   HNI                                                  98,890
                     Office Furniture & Fireplaces
           740,000   Mohawk Industries (b)                                62,382
                     Carpet & Flooring
         1,900,000   Herman Miller                                        57,228
                     Office Furniture
         2,130,000   Nobia (Sweden)                                       40,215
                     Kitchen Cabinet Manufacturing & Distribution
           844,000   American Woodmark (c)                                30,620
                     Kitchen Cabinet Manufacturer
           465,000   Masonite International (Canada) (b)                  16,201
                     Door Manufacturer
           777,000   Knoll                                                12,960
                     Office Furniture
--------------------------------------------------------------------------------
                                                                         318,496
                     >APPAREL: 2.2%
         2,990,000   Coach (b)                                           169,324
                     Designer & Retailer of Branded Leather Accessories
           844,000   Oxford Industries (c)                                30,882
                     Branded & Private Label Apparel
         3,000,000   Billabong International (Australia)                  30,861
                     Action Sports Apparel Brand Manager
           400,000   Columbia Sportswear (b)                              21,292
                     Active Outdoor Apparel, Footwear & Accessories
           469,000   Carter's (b)                                         18,643
                     Children's Branded Apparel
         1,000,000   Wacoal (Japan)                                       13,274
                     Women's Specialty Apparel
           728,000   Steven Madden (b)(c)                                 12,150
                     Wholesaler/Retailer of Fashion Footwear
         3,882,411   Pacific Brands (Australia)                            7,537
                     Australian Branded Apparel
--------------------------------------------------------------------------------
                                                                         303,963
                     >LEISURE VEHICLES: 1.1%
         1,745,000   Harley-Davidson                                     100,791
                     Motorcycles & Related Merchandise
           550,000   Polaris Industries                                   38,627
                     Leisure Vehicles & Related Products
         1,000,000   Monaco Coach                                         16,150
                     Recreational Vehicles
         2,850,000   Ducati Motor (Italy) (b)                              3,958
                     Motorcycles & Related Merchandise
--------------------------------------------------------------------------------
                                                                         159,526

Columbia Acorn Fund
        >Statement of Investments (Unaudited), continued

NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------
                     >NONDURABLES: 1.1%
         1,989,000   SCP Pool                                            $63,370
                     Distributor of Swimming Pool Supplies
           895,000   Scotts Company (b)                                   62,856
                     Consumer Lawn & Garden Products
           630,000   Natura Cosmeticos (Brazil)                           17,124
                     Direct Retailer of Cosmetics
           350,000   Prestige Brands (b)                                   6,178
                     OTC, Household & Personal Care Products
--------------------------------------------------------------------------------
                                                                         149,528
                     >DURABLE GOODS: 1.0%
         1,316,000   Helen of Troy                                        36,032
                     Hairdryers & Curling Irons
           465,000   Hyundai Mobis (South Korea)                          30,313
                     Auto Parts
        10,000,000   Techtronic Industries (Hong Kong)                    22,053
                     Power Tools & Motorized Appliances
           610,000   Shimano (Japan)                                      20,484
                     Bicycle Components & Fishing Tackle
           133,000   Funai Electric (Japan)                               16,401
                     Consumer Electronics
           248,000   Hunter Douglas (Netherlands)                         12,502
                     Window Shades & Venetian Blinds
--------------------------------------------------------------------------------
                                                                         137,785
                     >FOOD & BEVERAGES: 0.9%
           725,000   Orkla (Norway)                                       26,517
                     Food & Diversified Consumer Goods
         1,000,000   Kerry (Ireland)                                      24,181
                     Food Ingredients
           850,000   NBTY (b)                                             21,317
                     Vitamins & Supplements
        30,000,000   Global Bio-Chem Technology
                     Group (China)                                        18,848
         1,841,250   Global Bio-Chem Technology
                     Group Warrants (China)                                   61
                     Refiner of Corn-Based Commodities
         3,000,000   Lion Nathan (Australia)                              16,823
                     Beer Brewer/Distributor
           180,000   Davide Campari (Italy)                               12,521
                     Spirits & Wine
           800,000   IAWS (Ireland)                                       12,105
                     Manufacturer of Baked Goods
--------------------------------------------------------------------------------
                                                                         132,373
                                                                       ---------
CONSUMER GOODS/SERVICES: TOTAL                                         2,910,590
--------------------------------------------------------------------------------
INDUSTRIAL GOODS/SERVICES: 15.0%
                     >LOGISTICS: 2.3%
         2,750,000   Expeditors International of Washington              147,263
                     International Freight Forwarder
           900,000   UTI Worldwide                                        62,505
                     Global Logistics & Freight Forwarding
         1,000,000   Forward Air                                          42,580
                     Freight Transportation Between Airports
         2,600,000   Exel (United Kingdom) (b)                            41,624
                     Global Logistics & Freight Forwarding
           304,000   Hub Group (b)                                        19,052
                     Truck & Rail Freight Forwarder
--------------------------------------------------------------------------------
                                                                         313,024


NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------
                     >MACHINERY: 2.2%
         2,250,000   Ametek                                              $90,562
                     Aerospace/Industrial Instruments
         1,050,000   Esco Technologies (b)(c)                             84,368
                     Filtration & Test Equipment
           840,000   Pentair                                              32,760
                     Pumps, Water Treatment & Tools
           785,000   Gardner Denver (b)                                   31,015
                     Air Compressors, Blowers & Pumps
           600,000   Nordson                                              22,092
                     Dispensing Systems for Adhesives & Coatings
           553,000   Kaydon                                               17,364
                     Specialized Friction & Motion Control Products
           500,000   Cobham (United Kingdom)                              13,187
                     Aerospace Components
           106,000   Oshkosh Truck                                         8,691
                     Specialty Truck Manufacturer
           150,000   Tennant                                               5,804
                     Non-Residential Floor Cleaning Equipment
--------------------------------------------------------------------------------
                                                                         305,843
                     >INDUSTRIAL GOODS: 1.9%
         1,600,000   Clarcor (c)                                          83,136
                     Mobile & Industrial Filters
           764,000   Genlyte Group (b)(c)                                 68,737
                     Commercial Lighting Fixtures
         2,000,000   Donaldson                                            64,560
                     Industrial Air Filtration
         1,300,000   Mine Safety Appliances                               50,362
                     Safety Equipment
         2,953,000   Electric City (b)(c)                                  2,805
                     Electricity Conservation Devices
--------------------------------------------------------------------------------
                                                                         269,600
                     >INDUSTRIAL DISTRIBUTION: 1.9%
         2,286,000   Watsco (c)                                           96,241
                     HVAC Distribution
         1,925,000   Airgas                                               45,988
                     Industrial Gas Distributor
         3,800,000   Grafton Group (Ireland)                              44,884
                     Building Materials Wholesaling & DIY Retailing
         1,200,000   Hughes Supply                                        35,700
                     Industrial Distribution
         1,031,000   Nuco2 (b)(c)                                         27,115
                     Bulk CO2 Gas Distribution to Restaurants
           600,000   Aviall (b)                                           16,800
                     Aircraft Replacement Parts Distributor
--------------------------------------------------------------------------------
                                                                         266,728
                     >SPECIALTY CHEMICALS & INDUSTRIAL
                     MATERIALS: 1.4%
         3,000,000   Spartech (c)                                         59,550
                     Plastics Distribution & Compounding
            42,500   Geberit International (Switzerland)                  31,122
                     Plumbing Supplies
            35,000   Sika (Switzerland)                                   26,098
                     Chemicals for Construction & Industrial Application
           450,000   Novozymes (Denmark)                                  22,085
                     Industrial Enzymes

NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------
                     >SPECIALTY CHEMICALS & INDUSTRIAL
                     MATERIALS--CONTINUED
         1,000,000   Schulman                                            $17,420
                     Plastics Distribution & Compounding
           200,000   Imerys (France)                                      15,118
                     Industrial Minerals Producer
            20,000   Givaudan (Switzerland)                               12,840
                     Industrial Fragrances & Flavors
           200,000   Carbone Lorraine (France)                            11,306
                     Advanced Industrial Materials
--------------------------------------------------------------------------------
                                                                         195,539
                     >CONSTRUCTION: 1.1%
           738,000   Florida Rock Industries                              43,409
                     Concrete & Aggregates
         1,200,000   Simpson                                              37,080
                     Wall Joint Maker
           787,500   Wienerberger (Austria)                               35,848
                     Bricks & Clay Roofing Tiles
           380,000   Daito Trust Construction (Japan)                     15,951
                     Apartment Builder
         3,000,000   Consorcio (Mexico)                                    9,946
                     Affordable Housing Builder
           572,000   Dominion Homes (b)(c)                                 9,684
                     Ohio/Kentucky Home Builder
--------------------------------------------------------------------------------
                                                                         151,918
                     >STEEL: 1.1%
         2,850,000   Gibraltar Industries (formerly
                     known as Gibraltar Steel) (c)                        62,529
                     Steel Processing
           600,000   Tenaris (Argentina)                                  36,906
                     Steel Pipe for Oil Wells & Pipelines
           158,000   Vallourec (France)                                   33,412
                     Seamless Tubes
         1,050,000   Worthington Industries                               20,244
                     Steel Processing
--------------------------------------------------------------------------------
                                                                         153,091
                     >OUTSOURCING SERVICES & TRAINING: 1.0%
         1,800,000   Labor Ready (b)                                      33,570
                     Temporary Manual Labor
           635,000   Bilfinger Berger (Germany)                           31,590
                     Construction & Related Services
           675,000   United Services Group (Netherlands)                  21,582
                     Temporary Staffing Services
           565,000   Meitec (Japan)                                       19,711
                     Staffing Company Specializing in RD Engineers
         1,150,000   Administaff                                          16,790
                     Professional Employer Organization
         1,700,000   Quanta Services (b)                                  12,971
                     Electrical & Telecom Construction Services
           600,000   GP Strategies (b)                                     4,302
                     Training Programs
--------------------------------------------------------------------------------
                                                                         140,516
                     >WATER: 0.9%
           856,000   Cuno (b)                                             43,990
                     Filtration & Fluids Clarification
         3,000,000   Tetra Tech (b)(c)                                    37,860
                     Resource Management & Infrastructure Consulting


NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------
         1,080,000   Pall                                                $29,290
                     Filtration & Fluids Clarification
           554,000   Watts Water Technologies                             18,066
                     Water, Valves, Regulators & Filtration
--------------------------------------------------------------------------------
                                                                         129,206
                     >OTHER INDUSTRIAL SERVICES: 0.6%
           825,000   Mobile Mini (b)(c)                                   33,338
                     Leases Portable Storage Units
         1,500,000   Clark (c)                                            23,220
                     Executive Compensation & Benefits Consulting
            35,000   Schindler (Switzerland)                              12,961
                     Elevator Manufacturer & Service Provider
           300,000   Imtech (Netherlands)                                  9,802
                     Technical Engineering
           185,000   Jaakko Poyry (Finland)                                6,064
                     Engineering Consultants in Forestry, Energy
            17,000   G&K Services                                            685
                     Uniform Rental
--------------------------------------------------------------------------------
                                                                          86,070
                     >CONGLOMERATES: 0.4%
           740,000   Aalberts Industries (Netherlands)                    38,234
                     Flow Control & Heat Treatment
             5,550   Pargesa (Switzerland)                                21,110
                     Industrial & Media Holdings
            10,000   Hexagon (Sweden)                                        523
                     Measurement Equipment & Polymers
--------------------------------------------------------------------------------
                                                                          59,867
                     >ELECTRICAL COMPONENTS: 0.2%
         1,125,000   Ushio (Japan)                                        21,513
                     Industrial Light Sources
--------------------------------------------------------------------------------

                                                                       ---------
INDUSTRIAL GOODS/SERVICES: TOTAL                                       2,092,915
--------------------------------------------------------------------------------
FINANCE: 12.3%
                     >BANKS: 5.2%
         3,502,000   TCF Financial                                        95,079
                     Great Lakes Bank
         2,712,000   Associated Banc-Corp                                 84,696
                     Midwest Bank
         3,328,794   Anglo Irish Bank (Ireland)                           83,298
                     Small Business & Middle Market Banking
         1,958,000   BOK Financial                                        79,651
                     Oklahoma Bank
         2,187,000   Glacier Bancorp (c)                                  66,704
                     Mountain States Bank
         1,190,000   Texas Regional Bancshares                            35,831
                     South Texas Bank
         1,320,000   West Coast Bancorp (c)                               31,416
                     Portland Small Business Lender
           215,000   Komercni Banka (Czech Republic)                      30,633
                     Leading Czech Universal Bank
         1,850,000   Depfa Bank (Ireland)                                 29,263
                     International Public Sector Finance
         1,658,000   Republic                                             22,449
                     Michigan Bank
         2,150,000   Den Norske Bank (Norway)                             21,947
                     Largest Norwegian Bank

Columbia Acorn Fund
        >Statement of Investments (Unaudited), continued


NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------
                     >BANKS--CONTINUED
           619,000   Great Southern Bancorp                              $20,099
                     Missouri Real Estate Lender
           756,000   Chittenden                                           19,709
                     Vermont & Western Massachusetts Bank
           510,000   CityBank Lynnwood (c)                                16,493
                     Seattle Real Estate Lender
           370,000   Cullen Frost Bankers                                 16,706
                     San Antonio Bank
         1,000,000   Credito Emiliano (Italy)                             11,364
                     Italian Regional Bank
           551,000   West Bancorporation                                   9,389
                     Des Moines Small Business Bank
           192,000   First Financial BankShares                            8,569
                     West Texas Community Bank
           336,000   Sterling Bancorp                                      8,155
                     New York City Small Biz Bank
           382,000   Cascade Financial                                     7,067
                     Seattle Community Bank
           208,000   First Mutual Bancshares                               5,296
                     Seattle Community Bank
           200,000   S Y Bancorp                                           4,400
                     Louisville Bank
           152,000   Independent Bank                                      4,373
                     Michigan Bank
           170,000   Midwest Bank                                          3,385
                     Chicago Bank
            19,000   BankFirst                                             1,311
                     Oklahoma Community Bank
--------------------------------------------------------------------------------
                                                                         717,283
                     >INSURANCE: 2.5%
           575,000   Philadelphia Consolidated Holding (b)                44,580
                     Specialty Insurance
         1,169,000   Leucadia National                                    40,155
                     Insurance Holding Company
           995,000   Protective Life                                      39,104
                     Life Insurance
           109,000   Markel (b)                                           37,628
                     Specialty Insurance
         1,020,000   HCC Insurance Holdings                               36,883
                     Specialty Insurance
           710,000   Selective Insurance Group                            32,823
                     Commercial & Personal Lines Insurance
         1,250,000   Scottish Re Group                                    28,150
                     Life Reinsurance
           570,000   RLI                                                  23,627
                     Specialty Insurance
           560,000   Endurance Specialty Holdings                         21,190
                     Commercial Lines Insurance/Reinsurance
           210,000   StanCorp Financial                                   17,804
                     Group Life & Disability Insurance
           700,000   United America Indemnity
                     (formerly known as United
                     National Group) (b)                                  13,188
                     Specialty Insurance
           340,000   Stewart Information Services                         12,757
                     Title Company
--------------------------------------------------------------------------------
                                                                         347,889

NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------
                     >SAVINGS & LOANS: 1.7%
         3,026,000   People's Bank Bridgeport                           $123,915
                     Connecticut Savings & Loan
         1,605,000   Washington Federal                                   37,413
                     Mortgage Lender
         1,178,000   Anchor Bancorp Wisconsin (c)                         33,114
                     Wisconsin Thrift
         1,700,000   Housing Development Finance (India)                  28,285
                     Premier Mortgage Lender in India
           200,000   Bankinter (Spain)                                    10,357
                     Mortgage Lender
            76,000   FirstFed Financial (b)                                3,877
                     Santa Monica Savings & Loan
           160,000   Provident Bancorp                                     1,958
                     New York State Thrift
--------------------------------------------------------------------------------
                                                                         238,919
                     >FINANCE COMPANIES: 1.6%
         5,831,000   AmeriCredit (b)                                     136,679
                     Auto Lending
         1,820,000   World Acceptance (b)(c)                              46,446
                     Personal Loans
         1,100,000   Intermediate Capital (United Kingdom)                22,200
                     European Provider of Mezzanine Capital
         1,000,000   Northgate (United Kingdom)                           16,944
                     Light Commercial Vehicle Rental Specialist
--------------------------------------------------------------------------------
                                                                         222,269
                     >MONEY MANAGEMENT: 1.2%
         2,355,000   SEI Investments                                      85,157
                     Mutual Fund Administration & Investment Management
         2,390,000   Eaton Vance                                          56,022
                     Specialty Mutual Funds
           965,000   Nuveen Investments                                   33,119
                     Specialty Mutual Funds
--------------------------------------------------------------------------------
                                                                         174,298
                     >BROKERAGE: 0.1%
           690,000   Investment Technology Group (b)                      12,075
                     Electronic Trading
--------------------------------------------------------------------------------

                                                                       ---------
FINANCE: TOTAL                                                         1,712,733

--------------------------------------------------------------------------------
ENERGY/MINERALS: 10.3%
                     >OIL/GAS PRODUCERS: 5.9%
         9,000,000   XTO Energy                                          295,560
                     Natural Gas Producer
         3,000,000   Western Gas                                         103,350
                     Oil Producer & Coal Seam Gas Producer
         3,000,000   Talisman Energy (Canada)                            102,641
                     Oil & Gas Producer
         1,700,000   Ultra Petroleum (b)                                  86,360
                     Natural Gas Producer
        15,400,000   Tullow Oil (United Kingdom) (b)                      50,515
                     Oil & Gas Producer
           700,000   Quicksilver Resources (b)                            34,111
                     Natural Gas & Coal Seam Gas Producer
           500,000   Southwestern Energy (b)                              28,380
                     Natural Gas Producer
           680,000   Petrokazakhstan (Canada)                             27,316
            20,000   Petrokazakhstan (Canada)                                803
                     Oil Producer & Refiner in Kazakhstan

NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------
                     >OIL/GAS PRODUCERS--CONTINUED
           700,000   Denbury Resources (b)                               $24,661
                     Oil Producer Using CO2 Injection
         1,100,000   McMoran Exploration (b)                              22,110
                     Natural Gas Producers & LNG Developer
         1,000,000   Range Resources                                      23,360
                     Oil & Gas Producer
         3,000,000   Vaalco Energy (b)(c)                                 11,490
                     Oil & Gas Producer
         2,265,000   Tipperary (b)(c)                                      8,947
                     Coal Seam Gas Producer
--------------------------------------------------------------------------------
                                                                         819,604
                     >OIL SERVICES: 2.7%
         2,300,000   FMC Technologies (b)                                 76,314
                     Oil & Gas Well Head Manufacturer
         2,100,000   Pride International (b)                              52,164
                     Offshore Drilling Contractor
           800,000   Chicago Bridge & Iron                                35,224
                     Engineering & Construction for Petrochemicals & LNG
           500,000   Carbo Ceramics                                       35,075
                     Natural Gas Well Stimulants
           333,000   Fugro (Netherlands)                                  30,287
                     Survey & GPS Services
         5,000,000   Newpark Resources (b)(c)                             29,450
                     Drilling Fluid Services to Oil & Gas Industry
         2,400,000   Key Energy Services (b)                              27,528
                     Oil & Gas Well Workover Services
         1,250,000   Enerflex Systems (Canada) (c)                        27,361
                     Natural Gas Compressor
         2,000,000   Saipem (Italy)                                       25,361
                     Offshore Construction & Drilling
         1,200,000   Hanover Compressor (b)                               14,484
                     Natural Gas Compressor Rental
           374,000   Veritas DGC (b)                                      11,205
                     Geophysical Contractor
           168,000   Pioneer Drilling (b)                                  2,313
                     Oil & Gas Well Driller
--------------------------------------------------------------------------------
                                                                         366,766
                     >DISTRIBUTION/MARKETING/REFINING: 1.3%
         1,600,000   Equitable Resources                                  91,904
                     Natural Gas Utility & Producer
         1,900,000   Oneok                                                58,558
                     Natural Gas Utility, Marketing & Processing
         1,206,000   Atmos Energy                                         32,562
                     Natural Gas Utility
--------------------------------------------------------------------------------
                                                                         183,024
                     >MINING: 0.4%
         1,440,000   Xstrata (United Kingdom)                             27,458
                     Diversified Mining Holding Company
           900,000   Noranda (Canada)                                     18,086
                     Diversified Mining Holding Company
         1,000,000   Ivanhoe Mines (Canada) (b)                            7,522
                     Copper Mining in Mongolia
            32,800   Sociedad Quimica Y Minera
                     de Chile (Chile)                                      2,642
                     Producer of Specialty Fertilizers, Lithium & Iodine
--------------------------------------------------------------------------------
                                                                          55,708

--------------------------------------------------------------------------------
ENERGY/MINERALS: TOTAL                                                 1,425,102


NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------
HEALTH CARE: 8.0%
                     >SERVICES: 2.9%
         2,491,000   Lincare Holdings (b)                               $110,177
                     Home Health Care Services
         1,370,000   Charles River Laboratories (b)                       64,445
                     Pharmaceutical Research
           821,000   Coventry Health Care (b)                             55,943
                     PPO Network
         3,470,000   Gambro (Sweden)                                      47,357
                     Products/Services for Renal Care
         2,592,000   NDCHealth Group (c)                                  41,420
                     Health Claims Processing & Drug Marketing Services
           510,000   OPG Groep (Netherlands)                              32,599
                     Healthcare Supplies & Pharmacies
         1,333,000   Dendrite International (b)                           18,715
                     Software for Pharmaceutical Sales Force
           700,000   Serologicals                                         17,108
                     Blood Collection & Antibody Production
           236,000   Omega Pharma (Belgium)                               12,172
                     OTC Products, Pharmacy & Dental Supplies
           440,000   Medquist (b)                                          5,896
                     Medical Transcription Services
--------------------------------------------------------------------------------
                                                                         405,832
                     >MEDICAL EQUIPMENT/LABORATORY
                     SUPPLIES: 2.8%
         1,629,000   Edwards Lifesciences (b)                             70,405
                     Heart Valves
         1,240,000   Diagnostic Products                                  59,892
                     Immunodiagnostic Kits
         1,900,000   CTI Molecular Imaging (b)                            38,513
                     Medical Diagnostic Devices
           365,000   Essilor International (France)                       26,383
                     Eyeglass Lenses
           714,000   ICU Medical (b)(c)                                   25,347
                     Intravenous Therapy Products
         1,000,000   VISX (b)                                             23,440
                     Laser Eye Surgery Equipment
           583,000   Orthofix International                               22,824
                     Bone Fixation & Stimulation Devices
           655,000   Arrow International                                  22,499
                     Disposable Catheters
           861,000   CYTYC (b)                                            19,812
                     Consumables Related to Women's Health
           390,000   Hogy Medical (Japan)                                 18,953
                     Disposable Surgical Products
           750,000   Intermagnetics General (b)                           18,255
                     MRI Equipment
           125,000   Synthes (Switzerland)                                13,898
                     Products for Orthopedic Surgery
           875,000   Viasys Healthcare (b)                                16,695
                     Respiratory & Neurology Medical Equipment
           350,000   Haemonetics (b)                                      14,756
                     Blood & Plasma Collection Equipment
--------------------------------------------------------------------------------
                                                                         391,672
                     >BIOTECHNOLOGY/DRUG DELIVERY: 1.5%
           880,000   Neurocrine Biosciences (b)                           33,493
                     Drugs for Sleep, Diabetes, MS & Endometriosis
           519,000   Martek Biosciences (b)                               30,201
                     Fatty Acids for Baby Formula & Other Foods

Columbia Acorn Fund
        >Statement of Investments (Unaudited), continued

NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------
                     >BIOTECHNOLOGY/DRUG DELIVERY--CONTINUED
         1,350,000   DOV Pharmaceutical (b)(c)                           $18,468
                     Drugs for Insomnia, Anxiety, Pain & Depression
         1,179,000   AtheroGenics (b)                                     15,433
                     Drugs for Atherosclerosis
         1,055,000   Nektar Therapeutics (b)                              14,707
                     Drug Delivery Technologies
         2,000,000   Medarex (b)                                          14,260
                     Humanized Antibodies
         2,400,000   Pozen (b)(c)                                         12,504
                     Drugs for Migraines
         2,000,000   Lexicon Genetics (b)                                 10,220
                     Drug Discovery
           776,000   NPS Pharmaceuticals (b)                               9,793
                     Drugs for Osteoporosis & Hyperparathyroidism
           460,000   Myriad Genetics (b)                                   8,459
                     Gene Discovery & Diagnostic Products
         1,200,000   Ligand Pharmaceuticals (b)                            6,876
                     Drugs for Pain, Cancer, Osteoporosis, & Diabetes
           888,000   Exelixis (b)                                          6,021
                     Treatments for Cancer & Metabolic Disorders
           635,000   Maxygen (b)                                           5,448
                     Molecular Breeding
         1,708,000   Ciphergen Biosystems (b)(c)                           4,731
                     Protein Chips used for Drug Target Discovery
           865,000   Arena Pharmaceuticals (b)                             4,368
                     Novel Drug Targeting Technology
         5,500,000   La Jolla Pharmaceutical (b)(c)                        3,850
                     Lupus Treatment
         1,875,000   Locus Discovery, Series D, Pfd. (e)(f)                3,750
                     High Throughput Rational Drug Design
           638,000   Diversa (b)                                           3,177
                     Molecular Breeding
           461,000   SYRRX, Series C (e)(f)                                2,877
                     X-Ray Crystallography
         1,249,999   Perlegen Sciences (e)(f)                              2,237
                     Large Scale Gene Sequencing
           359,944   Microdose (e)(f)                                        270
                     Drug Inhalers
--------------------------------------------------------------------------------
                                                                         211,143
                     >MEDICAL SUPPLIES: 0.4%
           686,000   Techne (b)                                           27,563
                     Cytokines, Antibodies, Other Reagents For Life Sciences
           650,000   Owens & Minor                                        17,648
                     Distribution of Medical Supplies
--------------------------------------------------------------------------------
                                                                          45,211
                     >PHARMACEUTICALS: 0.2%
           500,000   Par Pharmaceuticals (b)                              16,720
                     Generics
         3,120,838   United Drug (Ireland)                                14,122
                     Irish Pharmaceutical Wholesaler & Outsourcer
--------------------------------------------------------------------------------
                                                                          30,842
                     >HOSPITAL MANAGEMENT: 0.2%
           500,000   Rhoen-Klinikum (Germany)                             31,150
                     Hospital Management
--------------------------------------------------------------------------------

                                                                       ---------
HEALTH CARE: TOTAL                                                     1,115,850


NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------
OTHER INDUSTRIES: 3.6%
                     >REAL ESTATE: 2.1%
           699,000   Forest City Enterprises, Cl. B                      $45,260
                     Commercial & Residential Property Developer
         1,320,000   General Growth Properties                            45,012
                     Regional Shopping Malls
           650,000   SL Green Realty                                      36,543
                     Manhattan Office Buildings
           635,000   Macerich Company                                     33,833
                     Regional Shopping Malls
           620,000   Mills                                                32,798
                     Regional Shopping Malls
           575,000   Federal Realty Investment Trust                      27,801
                     Shopping Centers
         2,552,000   Highland Hospitality (c)                             26,413
                     Hotel Real Estate Investment Trust
         1,375,000   Crescent Real Estate Equities                        22,468
                     Class A Office Buildings
         1,355,000   Sponda (Finland)                                     12,280
                     Office & Warehouse Property Company
         1,000,000   Diamondrock Hospitality (b)(e)                       10,650
                     Hotel Real Estate Investment Trust
            37,407   Security Capital European Realty
                     (Luxembourg) (e)(f)                                     513
                     Self Storage Properties
--------------------------------------------------------------------------------
                                                                         293,571
                     >TRANSPORTATION: 0.6%
           720,000   Grupo Aeroportaurio Del Sureste
                     (Mexico)                                             20,196
                     Cancun & Cozumel Airport Operator
           980,000   Heartland Express                                    18,767
                     Top Performing Trucker
        18,000,000   ComfortDelGro (Singapore)                            18,208
                     Taxi & Mass Transit Service
            70,000   Kobenhavns Lufthavne (Denmark)                       16,702
                     Copenhagen Airport Authority
--------------------------------------------------------------------------------
                                                                          73,873
                     >WASTE MANAGEMENT: 0.5%
         1,500,000   Waste Connections (b)                                52,125
                     Solid Waste Management
         2,500,000   Allied Waste Industries (b)                          18,275
                     Solid Waste Management
--------------------------------------------------------------------------------
                                                                          70,400
                     >REGULATED UTILITIES: 0.4%
         1,650,000   Northeast Utilities                                  31,796
                     Regulated Electric Utility
           989,800   Red Electrica (Spain)                                24,511
                     Spanish Power Grid
--------------------------------------------------------------------------------
                                                                          56,307

--------------------------------------------------------------------------------
                     OTHER INDUSTRIES TOTAL                              494,151

TOTAL COMMON STOCKS AND OTHER
   EQUITY-LIKE SECURITIES: 92.5%                                      ----------
   (COST: $7,664,840)                                                 12,861,333

PRINCIPAL AMOUNT (000)                                               VALUE (000)
--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS: 7.4%
$          104,000   Bayer Corp
                     2.57%: 2.68%
                     Due 4/4/05: 4/18/05                                $103,930
           102,000   American Express Credit
                     2.64%: 2.65%
                     Due 4/7/05: 4/12/05                                 101,940
           100,000   General Electric Capital
                     2.54%: 2.75%
                     Due 4/5/05: 4/25/05                                  99,891
           100,000   HSBC Finance Corp
                     2.64%: 2.76%
                     Due 4/13/05: 4/27/05                                 99,840
            96,000   Citicorp
                     2.65%: 2.76%
                     Due 4/14/05: 5/02/05                                 95,850
            80,000   Countrywide Funding
                     2.78%: 2.80%
                     Due 5/5/05: 5/6/05                                   79,786
            75,000   LaSalle Bank
                     2.62%: 2.67%
                     Due 4/11/05: 4/19/05                                 74,921
            72,000   SBC Communications
                     2.56%: 2.80%
                     Due 4/1/05: 5/3/05                                   71,920
            62,000   American General Finance
                     2.70%: 2.78%
                     Due 4/21/05: 4/29/05                                 61,888
            50,000   Verizon Network
                     2.74% Due 4/26/05                                    49,905


PRINCIPAL AMOUNT (000)                                               VALUE (000)
--------------------------------------------------------------------------------

$           42,000   Prudential Funding
                     2.64% Due 4/15/05                                   $41,957
            40,000   AIG Funding
                     2.57% Due 4/5/05                                     39,989
            40,000   Illinois Tools Works
                     2.75% Due 5/4/05                                     39,899
            35,000   Virginia Electric & Power
                     2.78% Due 4/28/05                                    34,927
            25,000   Toyota Motor Credit
                     2.76% Due 4/27/05                                    24,950
             6,621   Repurchase Agreement with
                     State Street Bank & Trust
                        Dated 3/31/05, Due 4/1/05
                        at 2.70% Collateralized by
                        Federal National Mortgage
                        Association Notes, Maturing 9/15/09,
                        Market Value $6,756 (Repurchase
                        proceeds: $6,621)                                  6,621
--------------------------------------------------------------------------------
                     (AMORTIZED COST: $1,028,214)                      1,028,214

                                                                     -----------
TOTAL INVESTMENTS: 99.9%                                              13,889,547
   (COST: $8,693,054) (A)

CASH AND OTHER ASSETS LESS LIABILITIES: 0.1%                              20,188

                                                                     -----------
TOTAL NET ASSETS: 100%                                               $13,909,735
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
>Notes to Statement of Investments (in thousands)

(a) At March 31, 2005, for federal income tax purposes cost of investments was $8,693,054 and net unrealized appreciation was $5,196,493 consisting of gross unrealized appreciation of $5,614,664 and gross unrealized depreciation of $418,171.
(b)  Non-income producing security.

Columbia Acorn Fund
        >Statement of Investments (Unaudited), continued

(c) An affiliate may include any company in which the Fund owns five percent or more of its outstanding voting shares. On March 31, 2005, the Fund held five percent or more of the outstanding voting securities of the following companies:

   AnswerThink Consulting             10.58%           Princeton Review                   6.71%
   Christopher & Banks                10.48            Seachange International            6.68
   New Horizons Worldwide              9.81            Highland Hospitality               6.37
   Indus International                 9.76            DOV Pharmaceutical                 6.30
   Actuate                             9.68            Clarcor                            6.21
   Gibraltar Industries                9.61            Pegasus Systems                    6.04
   World Acceptance                    9.58            RC2                                5.96
   Analysts International              9.50            Newpark Resources                  5.96
   Igate Capital                       9.42            Ciphergen Biosystems               5.79
   Spartech                            9.31            Aspect Communications              5.76
   SkillSoft Publishing                8.95            IXYS                               5.73
   West Coast Bancorp                  8.89            Sports Authority                   5.73
   Glacier Bancorp                     8.88            Mobile Mini                        5.61
   E.Piphany                           8.71            Enerflex Systems                   5.60
   MAPICS                              8.50            Genlyte Group                      5.56
   Watsco                              8.38            Steven Madden                      5.49
   Esco Technologies                   8.33            Tipperary                          5.48
   Pozen                               8.30            Radiant Systems                    5.41
   Clark                               8.18            Alliance Gaming                    5.38
   MRO Software                        7.92            Vaalco Energy                      5.34
   Concurrent Computer                 7.84            Tetra Tech                         5.31
   JDA Software Group                  7.57            ICU Medical                        5.26
   La Jolla Pharmaceuticals            7.46            Excel Technologies                 5.19
   Nuco2                               7.20            Anchor Bancorp Wisconsin           5.18
   NDCHealth Group                     7.19            American Woodmark                  5.11
   Gaiam                               7.17            CityBank Lynwood                   5.10
   Electric City                       7.10            Coinstar                           5.10
   Dominion Homes                      6.95            InfoUSA                            5.04
   Bally Total Fitness                 6.90            Micros Systems                     5.02
   AFC Enterprises                     6.82            Oxford Industries                  5.01
   Navigant International              6.75

The aggregate cost and value of these companies at March 31, 2005, was $1,447,045 and $1,817,169 respectively. Investments in affiliate companies represent 13.06% of total net assets at March 31, 2005.

Investment activity and income amounts relating to affiliates during the three months ended March 31, 2005 were as follow:

           Dividend Income                            $ 3,211,659
           Net realized gain or loss                  $(4,154,172)
           Change in unrealized gain or loss          $  (114,792)
           Purchases                                  $    62,480
           Proceeds from sales                        $    10,850

(d) On March 31, 2005, the market value of foreign securities (in thousands) represents 15.64% of total net assets. The Fund's foreign portfolio was diversified as follows:

                        Value          Percent
----------------------------------------------
   Canada            $260,025            1.87%
   Ireland            221,202            1.59
   Japan              199,257            1.43
   United Kingdom     193,921            1.39
   France             168,824            1.21
   Netherlands        145,006            1.04
   Switzerland        118,029            0.85
   Sweden              88,095            0.63
   Germany             81,080            0.58
   Italy               74,854            0.54
   Hong Kong           60,725            0.44
   Australia           55,221            0.40
   Norway              48,464            0.35
   Taiwan              46,635            0.33
   Denmark             38,787            0.28
   Finland             38,277            0.28

                        Value         Percent
---------------------------------------------
   Argentina           36,906            0.27
   Austria             35,848            0.26
   Spain               34,868            0.25
   Czech Republic      30,633            0.22
   South Korea         30,313            0.22
   Mexico              30,142            0.22
   India               28,285            0.20
   China               18,909            0.14
   Singapore           18,208            0.13
   Brazil              17,124            0.12
   South Africa        15,432            0.11
   New Zealand         14,496            0.10
   Belgium             12,172            0.09
   Greece              10,565            0.08
   Chile                2,642            0.02
   Luxembourg             513            0.00
                   ----------           ------
   Total Foreign
      Portfolio    $2,175,458           15.64%
                   ==========           ======

(e) Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. At March 31, 2005, these securities were illiquid. At March 31, 2005, these securities (in thousands) amounted to $20,537, which represents 0.15% of total net assets.

     Additional information on these securities is as follows:

                                      ACQUISITION       SHARES/
SECURITY                                  DATES         PAR (000)      COST (000)         VALUE (000)
-----------------------------------------------------------------------------------------------------
Diamondrock Hospitality                 06/29/04       1,000,000         $10,000             $10,650
Gadzooks 5% Convertible 10/07/08        10/08/03          $6,000           6,000                 240
Locus Discovery, Series D, Pfd.         09/05/01       1,875,000           7,500               3,750
Microdose                               11/24/00         359,944           2,005                 270
Perlegen Sciences                       03/30/01       1,249,999           4,500               2,237
Security Capital European Realty   08/20/98-11/12/99      37,407             748                 513
SYRRX, Series C                         01/08/01         461,000           2,997               2,877
                                                                         -------             -------
                                                                         $33,750             $20,537
                                                                         =======             =======

(f) Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

Columbia Acorn International
        >Statement of Investments (Unaudited), March 31, 2005

NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------
                                                         COMMON STOCKS AND OTHER
                                                   EQUITY-LIKE SECURITIES: 96.7%
--------------------------------------------------------------------------------
EUROPE: 59.2%
                     >UNITED KINGDOM/IRELAND: 18.9%
         2,370,505   Anglo Irish Bank (Ireland)                          $59,318
                     Small Business & Middle Market Banking
         1,750,000   Exel                                                 28,016
                     Global Logistics & Freight Forwarding
         2,350,000   Grafton Group (Ireland)                              27,757
                     Building Materials Wholesaling & DIY Retailing
         7,500,000   Tullow Oil (b)                                       24,602
                     Oil & Gas Producer
         2,600,000   Expro International                                  21,279
                     Offshore Oil Field Services
         1,400,000   IAWS (Ireland)                                       21,183
                     Manufacturer of Baked Goods
         1,275,000   Depfa Bank (Ireland)                                 20,168
                     International Public Sector Finance
         4,300,000   United Drug (Ireland)                                19,457
                     Irish Pharmaceutical Wholesaler & Outsourcer
           800,000   Kerry (Ireland)                                      19,345
                     Food Ingredients
         1,650,000   Kensington                                           18,534
                     Non-Conforming Mortgage Company
           900,000   Intermediate Capital                                 18,163
                     European Provider of Mezzanine Capital
           975,000   Northgate                                            16,520
                     Light Commercial Vehicle Rental Specialist
           600,000   Cobham                                               15,824
                     Aerospace Components
           950,000   Jurys Doyle Hotel (Ireland)                          14,411
                     Owner/Operator of Mid-Priced Hotels
           750,000   Xstrata                                              14,301
                     Diversified Mining Holding Company
         1,070,000   Business Post                                        13,332
                     Parcel & Express Mail Service
         2,200,000   BBA Group                                            12,533
                     Aviation Support Services & Non-Woven Materials
         1,600,000   Paragon Group                                        12,083
                     UK Buy-to-Let Finance Company
         1,200,000   Spectris                                             11,475
                     Electronic Instruments & Controls
         3,800,000   RPS Group                                            10,241
                     Environmental Consulting
         2,100,000   Workspace Group                                       9,317
                     Real Estate Company
           500,000   Viridian                                              7,155
                     Northern Ireland Electric Utility
         1,270,000   Hit Entertainment                                     7,151
                     Children's Programming
           223,000   Ulster Television                                     2,185
                     Irish Television & Radio Station Operator
--------------------------------------------------------------------------------
                                                                         424,350
                     >FRANCE/BELGIUM: 9.1%
           377,500   Neopost                                              32,695
                     Postage Meter Machines
         2,280,000   SES Global                                           29,532
                     Satellite Broadcasting Services
           117,000   Vallourec                                            24,742
                     Seamless Tubes
--------------------------------------------------------------------------------


NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------
           300,000   Imerys                                              $22,677
                     Industrial Minerals Producer
           400,000   April Group                                          11,695
                     Insurance Policy Construction
           279,500   Iliad                                                10,400
                     High Speed Internet Service Provider
           140,000   Essilor International                                10,120
                     Eyeglass Lenses
           360,000   Metropole TV                                         10,082
                     Television Broadcaster
           404,000   Fininfo                                               9,690
                     Data Feeds for French Banks & Brokers
           170,000   Carbone Lorraine                                      9,610
                     Advanced Industrial Materials
           184,000   Omega Pharma (Belgium)                                9,490
                     OTC Products, Pharmacy & Dental Supplies
            94,000   Bacou Dalloz                                          8,933
                     Safety Equipment
           140,000   Norbert Dentressangle                                 8,168
                     Transport
            60,000   Pierre & Vacances                                     6,846
                     Vacation Apartment Lets
--------------------------------------------------------------------------------
                                                                         204,680
                     >NETHERLANDS: 7.5%
           540,000   Aalberts Industries                                  27,900
                     Flow Control & Heat Treatment
           278,800   Fugro                                                25,358
                     Survey & GPS services
           327,000   OPG Groep                                            20,902
                     Healthcare Supplies & Pharmacies
           243,000   Koninklijke Ten Cate                                 20,763
                     Advanced Textiles & Industrial Fabrics
           620,000   United Services Group                                19,823
                     Temporary Staffing Services
           340,000   Sligro Food Group                                    17,898
                     Food Service & Wholesaling
           890,000   Unit 4 Aggresso (b)                                  15,232
                     Business & Security Software
           400,000   Imtech                                               13,069
                     Technical Engineering
           128,000   Hunter Douglas                                        6,452
                     Window Shades & Venetian Blinds
--------------------------------------------------------------------------------
                                                                         167,397
                     >GERMANY/AUSTRIA: 7.1%
           315,000   Rhoen-Klinikum Pfd.                                  19,971
           300,000   Rhoen-Klinikum                                       18,690
                     Hospital Management
           225,000   Wincor Nixdorf (b)                                   17,941
                     Retail POS Systems & ATM Machines
           375,000   Wienerberger (Austria)                               17,071
                     Bricks & Clay Roofing Tiles
           300,000   Bilfinger Berger                                     14,925
                     Construction & Related Services
           450,000   Hugo Boss Designs                                    13,991
                     Fashion Apparel
           350,000   GFK                                                  13,886
                     Market Research Services
           175,000   Deutsche Boerse                                      13,160
                     Trading, Clearing & Settlement Services for
                     Financial Markets

NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------
                     >GERMANY/AUSTRIA--CONTINUED
           200,000   Vossloh                                             $10,201
                     Rail Infrastructure & Diesel Locomotives
           800,000   Takkt                                                 8,402
                     Mail Order Retailer of Office & Warehouse Durables
           160,000   Grenke Grenkeleasing                                  7,261
                     Financing for IT Equipment
           260,000   Deutsche Beteiligungs                                 3,877
                     Private Equity Investment Management
--------------------------------------------------------------------------------
                                                                         159,376
                     >SWITZERLAND: 4.4%
            85,000   Kuehne & Nagel                                       18,332
                     Freight Forwarding/Logistics
            25,000   Geberit International                                18,307
                     Plumbing Supplies
            24,000   Sika                                                 17,896
                     Chemicals for Construction & Industrial Application
             3,000   Pargesa                                              11,411
                     Industrial & Media Conglomerate
            30,000   Schindler                                            11,110
                     Elevator Manufacturer & Service Provider
            85,000   Synthes                                               9,450
                     Products for Orthopedic Surgery
           110,000   Bachem                                                6,736
                     Peptides
            10,000   Givaudan                                              6,420
                     Industrial Fragrances & Flavors
--------------------------------------------------------------------------------
                                                                          99,662
                     >ITALY: 2.7%
           270,000   Amplifon                                             16,401
                     Hearing Aid Retailer
           212,000   Davide Campari                                       14,747
                     Spirits & Wine
           830,000   Autogrill                                            12,419
                     Tollway Restaurants
         1,000,000   Credit Emiliano                                      11,364
                     Italian Regional Bank
         3,300,000   Ducati Motor (b)                                      4,582
                     Motorcycles & Related Merchandise
--------------------------------------------------------------------------------
                                                                          59,513
                     >SWEDEN: 2.3%
           398,000   Hexagon                                              20,826
                     Measurement Equipment & Polymers
         1,075,000   Nobia                                                20,296
                     Kitchen Cabinet Manufacturing & Distribution
           470,000   Gambro                                                6,414
                     Products/Services for Renal Care
           142,200   Sweco (b)                                             2,876
                     Nordic Infrastructure/Environment Consulting
--------------------------------------------------------------------------------
                                                                          50,412
                     >SPAIN: 1.9%
         2,000,000   Abengoa                                              21,938
                     Engineering & Construction
           620,000   Red Electrica                                        15,354
                     Spanish Power Grid
           120,000   Bankinter                                             6,214
                     Mortgage Lender
--------------------------------------------------------------------------------
                                                                          43,506


NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------
                     >FINLAND: 1.5%
           439,000   Jaakko Poyry                                        $14,389
                     Engineering Consultants in Forestry, Energy
           555,000   Amer Sports
                     (formerly known as Amer Group)                        9,966
                     Branded Sporting Goods
           950,000   Sponda                                                8,610
                     Office & Warehouse Property Company
--------------------------------------------------------------------------------
                                                                          32,965
                     >NORWAY: 1.3%
           522,300   Ekornes                                              11,322
                     Niche Furniture Manufacturer
           910,000   Den Norske Bank                                       9,289
                     Largest Norwegian Bank
           221,000   Orkla                                                 8,083
                     Food & Diversified Consumer Goods
--------------------------------------------------------------------------------
                                                                          28,694
                     >CZECH REPUBLIC: 1.0%
           161,000   Komercni Banka                                       22,939
                     Leading Czech Universal Bank
--------------------------------------------------------------------------------

                     >GREECE: 0.6%
           465,000   Intralot                                             14,240
                     Lottery & Gaming Systems/Services
--------------------------------------------------------------------------------

                     >DENMARK: 0.4%
            35,000   Kobenhavns Lufthavne                                  8,351
                     Copenhagen Airport Authority
--------------------------------------------------------------------------------

                     >RUSSIAN FEDERATION: 0.3%
           260,000   Mechel Steel Group (b)                                6,960
                     Coking Coal
--------------------------------------------------------------------------------

                     >POLAND: 0.2%
           132,000   Central European Distribution (b)                     4,394
                     Spirits & Wine Distribution
--------------------------------------------------------------------------------

                                                                       ---------
EUROPE: TOTAL                                                          1,327,439

--------------------------------------------------------------------------------
ASIA: 23.8%
                     >JAPAN: 12.5%
           480,100   Daito Trust Construction                             20,153
                     Apartment Builder
         1,500,000   Wacoal                                               19,910
                     Women's Specialty Apparel
         2,900,000   Bank of Yokohama (b)                                 17,691
                     Regional Bank
           338,000   Hogy Medical                                         16,426
                     Disposable Surgical Products
           470,000   Meitec                                               16,397
                     Staffing Company Specializing in R&D Engineers
           862,000   Park 24                                              16,081
                     Parking Lot Operator
           380,000   ARRK                                                 14,249
                     Prototypes & Molds for New Product Development
           110,000   Funai Electric                                       13,565
                     Consumer Electronics

Columbia Acorn International
        >Statement of Investments (Unaudited), continued

NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------
                     >JAPAN--CONTINUED
           220,000   Fast Retailing                                      $13,318
                     Apparel Retailer
           818,000   NIFCO                                                12,987
                     Molded Plastic Components
           358,000   Eneserve                                             12,155
                     Power Generators
         2,248,000   Hiroshima Bank                                       11,701
                     Regional Bank
            14,465   Jupiter Telecommunications (b)                       11,536
                     Largest Cable Service Provider in Japan
           906,000   Toyo Technica                                        11,189
                     Value Added Reseller of Imported Instrumentation
           402,000   Kappa Create                                         10,631
                     Sushi Chain Restaurant Operator
           550,000   Ushio                                                10,517
                     Industrial Light Sources
         1,500,000   Fukuoka Bank                                          9,417
                     Regional Bank
           450,200   Ain Pharmaciez                                        9,260
                     Dispensing Pharmacy/Drugstore Operator
         1,400,000   Chiba Bank                                            9,063
                     Regional Bank
           250,000   Shimano                                               8,395
                     Bicycle Components & Fishing Tackle
           325,000   Olympus Optical                                       7,579
                     Medical Equipment & Cameras
           142,000   Ito En                                                6,901
                     Soft Drink Maker Specializing in Green Tea Products
            88,800   Sato                                                  2,236
                     Bar Code Printers & Supplies
--------------------------------------------------------------------------------
                                                                         281,357
                     >TAIWAN: 3.7%
        15,740,000   Phoenixtec Power (b)                                 17,386
                     Uninterruptible Power Supplies
         5,240,000   Springsoft Systems (b)                               11,426
                     Electronic Design Automation Software
         4,978,000   Advantech (b)                                        11,376
                     Embedded Computers
         9,661,000   Chicony Electronics (b)                              10,119
                     PC Power Supplies & Keyboards
         6,000,000   Sunplus Technology                                    9,008
                     Fabless Semiconductor Designer
         5,302,590   Wah Lee Industrial (b)                                7,431
                     Distributor of Chemicals, Materials & Equipment
         1,245,100   ASE Test (b)                                          6,325
                     Semiconductor Packaging & Test Services
         8,470,000   Bank of Kaohsiung (b)                                 5,820
                     Commercial Banking
         3,010,000   Taiwan Fu Hsing (b)                                   3,449
                     Door Lock Manufacturer
--------------------------------------------------------------------------------
                                                                          82,340
                     >HONG KONG/CHINA: 3.5%
        25,000,000   Global Bio-Chem Technology
                     Group (China)                                        15,706
         1,875,000   Global Bio-Chem Technology
                     Group Warrants (China)                                   63
                     Refiner of Corn-Based Commodities
         6,000,000   Hong Kong Exchanges & Clearing                       15,540
                     Hong Kong Equity & Derivatives Operator


NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------
         2,000,000   Esprit Holdings                                     $13,655
                     Global Apparel Brand Manager
         6,000,000   Techtronic Industries                                13,232
                     Power Tools & Motorized Appliances
        17,700,000   Linmark                                               6,752
                     Sourcing of Consumer Goods
         9,800,000   Hainan Meilan Airport (China)                         6,251
                     Chinese Airport Operator
        27,932,000   Lerado Group                                          4,298
                     Baby Strollers & Infant Car Seats Manufacturer
        14,500,000   Ngai Lik Industrial                                   3,951
                     Consumer Electronics Manufacturer
--------------------------------------------------------------------------------
                                                                          79,448
                     >SOUTH KOREA: 1.4%
           250,000   Hyundai Mobis                                        16,297
                     Auto Parts
           100,000   Samsung Fire & Marine                                 7,573
                     Non-Life Insurance
            63,280   Yuhan                                                 5,608
                     OTC & Prescription Drug Manufacturer
           200,000   Samyoung Heat Exchange                                3,033
                     Power Plant Related Machinery
--------------------------------------------------------------------------------
                                                                          32,511
                     >SINGAPORE: 1.2%
        16,000,000   ComfortDelGro                                        16,185
                     Taxi & Mass Transit Service
        19,500,000   LMA International (b)                                10,631
                     Medical Equipment & Supplies
--------------------------------------------------------------------------------
                                                                          26,816
                     >INDIA: 1.0%
         1,300,000   Housing Development Finance                          21,630
                     Premier Mortgage Lender in India
--------------------------------------------------------------------------------

                     >INDONESIA: 0.5%
        45,000,000   PT Perusahaan Gas Negara                             10,810
                     Gas Pipeline Operator
--------------------------------------------------------------------------------


                                                                         -------
ASIA: TOTAL                                                              534,912

--------------------------------------------------------------------------------
OTHER COUNTRIES: 9.2%
                     >CANADA: 4.7%
           595,000   Talisman Energy                                      20,357
                     Oil & Gas Producer
         1,190,000   ShawCor                                              17,706
                     Oil & Gas Pipeline Products
           445,000   Masonite International (b)                           15,505
                     Door Manufacturer
           450,000   Intrawest                                             8,600
                     Owner/Operator of Ski Resorts
           400,000   Noranda                                               8,038
                     Diversified Mining Holding Company
           330,000   Corus Entertainment                                   7,979
                     Television Programming & Radio Stations
           185,000   Petrokazakhstan                                       7,431
                     Oil Producer & Refiner in Kazakhstan
         1,100,000   Kinross Gold (b)                                      6,692
                     Gold Mining
           850,000   Ivanhoe Mines (b)                                     6,394
                     Copper Mining in Mongolia

NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------
CANADA--CONTINUED
         2,000,000   Northern Orion Resources                             $5,803
                     Mining of Copper & Gold in Argentina
            68,000   Fairborne Energy (b)                                    763
                     Oil & Gas Producer
--------------------------------------------------------------------------------
                                                                         105,268
                     >AUSTRALIA/NEW ZEALAND: 3.8%
         3,000,000   Billabong International                              30,861
                     Action Sports Apparel Brand Manager
         3,000,000   Lion Nathan                                          16,823
                     Beer Brewer/Distributor
           350,000   Perpetual Trustees                                   15,476
                     Australian Mutual Fund Manager
         3,000,000   Sky City Entertainment (New Zealand)                 10,530
                     Casino/Entertainment Complex
         3,882,489   Pacific Brands                                        7,537
                     Australian Branded Apparel
           456,200   Major Drilling Group International (b)                5,091
                     Mining Exploration Driller
--------------------------------------------------------------------------------
                                                                          86,318
                     >SOUTH AFRICA: 0.7%
           350,000   Edgars Consolidated Stores                           15,432
                     Leading Retail Conglomerate
--------------------------------------------------------------------------------

                                                                         -------
OTHER COUNTRIES: TOTAL                                                   207,018
--------------------------------------------------------------------------------
LATIN AMERICA: 4.5%
                     >BRAZIL: 1.7%
           640,000   Natura Cosmeticos                                    17,396
                     Direct Retailer of Cosmetics
           280,000   America Latina Logisticos                             7,705
                     Monopoly Rail Operator in Southern Brazil
         6,300,000   Caemi                                                 5,849
                     Iron Ore/Kaolin Producer
           594,000   Porto Seguro                                          5,340
                     Brazil's Largest Independent Insurer
           156,250   Diagnosticos (b)                                      1,579
                     Largest Private Diagnostic Services Company in Brazil
--------------------------------------------------------------------------------
                                                                          37,869


NUMBER OF SHARES
OR PRINCIPAL AMOUNT (000)                                            VALUE (000)
--------------------------------------------------------------------------------
                     >MEXICO: 1.4%
           660,000   Grupo Aeroportaurio Del Sureste                     $18,513
                     Cancun & Cozumel Airport Operator
         3,000,000   Consorcio ARA                                         9,946
                     Affordable Housing Builder
           700,000   URBI Desarrollo (b)                                   3,510
                     Affordable Housing Builder
--------------------------------------------------------------------------------
                                                                          31,969
                     >ARGENTINA: 1.0%
           340,000   Tenaris                                              20,913
                     Steel Pipe for Oil Wells & Pipelines
--------------------------------------------------------------------------------
                     >CHILE: 0.4%
           300,000   CorpBanca                                             7,815
                     Chilean Local Bank
            16,800   Sociedad Quimica Y Minera de Chile                    1,353
                     Producer of Specialty Fertilizers, Lithium & Iodine
--------------------------------------------------------------------------------
                                                                           9,168

                                                                          ------
LATIN AMERICA: TOTAL                                                      99,919


TOTAL COMMON STOCKS AND OTHER
   EQUITY-LIKE SECURITIES: 96.7%                                       2,169,288
   (COST: $1,425,298)

SHORT-TERM OBLIGATIONS: 2.6%
$           28,000   Citicorp 2.78% Due 4/7/05                            27,987
            30,785   Repurchase Agreement with State
                        Street Bank & Trust Dated
                        3/31/05, Due 4/1/05 at 2.70%
                        Collateralized by Federal Home
                        Loan Mortgage Corp, Maturing
                        3/5/19, Federal Home Loan
                        Bank, Maturing 4/6/09, &
                        Federal National Mortgage
                        Association, Maturing 9/15/09
                        Market Value $31,404
                        (Repurchase proceeds: $30,787)                    30,785
--------------------------------------------------------------------------------
                     (AMORTIZED COST: $58,772)                            58,772

                                                                       ---------
TOTAL INVESTMENTS: 99.3%                                               2,228,060
   (COST: $1,484,070) (A)

CASH AND OTHER ASSETS LESS LIABILITIES: 0.7%                              15,987

TOTAL NET ASSETS: 100%                                                $2,244,047
--------------------------------------------------------------------------------



>Notes to Statement of Investments (in thousands)
--------------------------------------------------------------------------------

(a) At March 31, 2005, for federal income tax purposes cost of investments was $1,484,070 and net unrealized appreciation was $743,990 consisting of gross unrealized appreciation of $771,481 and gross unrealized depreciation of $27,491.

(b)  Non-income producing security.

(c) On March 31, 2005, the Fund's total investments were denominated in currencies as follows:

   Currency                  Value    % of Net Assets
========================================================
   Euro                 $  863,314              38.5%
   Japanese Yen            281,357              12.5
   British Pounds          242,711              10.8
   US Dollar               132,478               5.9
   Other currencies less
   than 5% of total
   net assets              708,200              31.6
                        ----------           -------
                        $2,228,060              99.3%
                        ==========           =======

Columbia Acorn International
        >Portfolio Diversi1/2cation (Unaudited)

At March 31, 2005, the Fund's portfolio investments as a percent of net assets was diversified as follows:

                                                       VALUE (000)       PERCENT
--------------------------------------------------------------------------------
>INDUSTRIAL GOODS/SERVICES
Other Industrial Services                                $124,306           5.5%
Industrial Materials                                      109,043           4.9
Conglomerates                                              82,075           3.7
Construction                                               55,598           2.5
Outsourcing & Training Services                            48,753           2.2
Machinery                                                  48,165           2.1
Steel                                                      45,655           2.0
Industrial Distribution                                    27,757           1.2
Electrical Components                                      26,341           1.2
Specialty Chemicals                                        24,316           1.1
--------------------------------------------------------------------------------
                                                          592,009          26.4

>CONSUMER GOODS/SERVICES
Apparels                                                   79,051           3.5
Retail                                                     68,066           3.0
Food                                                       66,509           3.0
Furniture & Textiles                                       53,575           2.4
Beverage                                                   38,471           1.7
Other Consumer Services                                    27,225           1.2
Durables Goods                                             26,209           1.2
Restaurants                                                23,050           1.0
Travel                                                     23,011           1.0
Nondurables                                                17,396           0.8
Gaming                                                     14,240           0.6
Consumer Electronics                                       13,565           0.6
Casinos                                                    10,530           0.5
Leisure Products                                            9,966           0.5
Consumer Goods Distribution                                 4,394           0.2
--------------------------------------------------------------------------------
                                                          475,258          21.2

>FINANCE
Banks                                                     184,585           8.2
Other Finance Companies                                    72,561           3.2
Savings & Loans                                            27,844           1.2
Insurance                                                  24,608           1.1
Money Management                                           19,353           0.9
--------------------------------------------------------------------------------
                                                          328,951          14.6


                                                       VALUE (000)       PERCENT
--------------------------------------------------------------------------------
>INFORMATION TECHNOLOGY
Computer Hardware &
   Related Equipment                                      $56,822           2.5%
Business Information &
   Marketing Services                                      33,817           1.5
Satellite Broadcasting                                     29,532           1.3
Financial Processors                                       28,700           1.3
Business Software                                          26,658           1.2
Instrumentation                                            22,664           1.0
Semiconductors & Related
   Equipment                                               15,333           0.7
Television Programming                                     15,130           0.7
Television Broadcasting                                    12,267           0.5
Cable Television                                           11,536           0.5
Internet Related                                           10,400           0.5
Electronics Distribution                                    7,431           0.3
Contract Manufacturing                                      3,951           0.2
--------------------------------------------------------------------------------
                                                          274,241          12.2

>ENERGY/MINERALS
Oil Services                                               64,343           2.9
Oil/Gas Producers                                          53,153           2.4
Mining                                                     48,698           2.2
Agricultural Commodities                                   15,769           0.7
Independent Power                                          12,155           0.5
Non-Ferrous Metals                                         11,783           0.5
Refining/Marketing/Distribution                            10,810           0.5
--------------------------------------------------------------------------------
                                                          216,711           9.7

>HEALTH CARE
Hospital Management                                        38,661           1.7
Medical Equipment                                          37,780           1.7
Pharmaceuticals                                            34,555           1.6
Services                                                   27,316           1.2
Hospital/ Laboratory Supplies                              18,005           0.8
Biotechnology/ Drug Delivery                                6,736           0.3
--------------------------------------------------------------------------------
                                                          163,053           7.3

>OTHER INDUSTRIES
Transportation                                             65,173           2.9
Real Estate                                                31,383           1.4
Regulated Utilities                                        22,509           1.0
--------------------------------------------------------------------------------
                                                          119,065           5.3

TOTAL COMMON STOCKS &
                                                       -------------------------
  OTHER EQUITY-LIKE SECURITIES                          2,169,288          96.7

SHORT-TERM OBLIGATIONS                                     58,772           2.6
                                                       -------------------------
TOTAL INVESTMENTS                                       2,228,060          99.3

CASH AND OTHER ASSETS
  LESS LIABILITIES                                         15,987           0.7
                                                       -------------------------
NET ASSETS                                             $2,244,047           100%
--------------------------------------------------------------------------------

Columbia Acorn USA
        >Statement of Investments (Unaudited), March 31, 2005

NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------
                                                         COMMON STOCKS AND OTHER
                                                   EQUITY-LIKE SECURITIES: 90.8%
--------------------------------------------------------------------------------
INFORMATION: 27.2%
                     >BUSINESS/CONSUMER SOFTWARE: 7.5%
           501,200   Micros Systems (b)                                  $18,399
                     Information Systems for Restaurants & Hotels
           974,000   JDA Software (b)                                     13,675
                     Applications/Software & Services for Retailers
           266,650   Kronos (b)                                           13,628
                     Labor Management Solutions
         1,330,000   Novell (b)                                            7,927
                     Directory, Operating System & Identity
                     Management Software
           473,500   MRO Software (b)                                      6,643
                     Enterprise Maintenance Software
           260,000   Aspect Communications (b)                             2,707
                     Call Center Software
           653,200   E.Piphany                                             2,319
                     CRM Software
            60,000   Maximus                                               2,009
                     Outsourcer For Government
            65,000   MAPICS (b)                                              827
                     Mid Market ERP Software
--------------------------------------------------------------------------------
                                                                          68,134
                     >MOBILE COMMUNICATIONS: 4.7%
           652,000   Western Wireless (b)                                 24,750
                     Rural Cellular Phone Services
         1,005,000   Crown Castle International (b)                       16,140
                     Communication Towers
            10,000   Telephone & Data Systems                                816
                     Cellular & Telephone Services
            40,000   American Tower (b)                                      729
                     Communication Towers in USA & Mexico
--------------------------------------------------------------------------------
                                                                          42,435
                     >COMPUTER HARDWARE/SEMICONDUCTORS/
                      RELATED EQUIPMENT: 4.4%
           570,000   Symbol Technologies                                   8,259
                     Mobile Computers & Barcode Scanners
           365,300   Integrated Circuit Systems (b)                        6,985
                     Silicon Timing Devices
           424,100   Seachange International (b)                           5,492
                     Systems for Video on Demand & Ad Insertion
           260,000   Unova (b)                                             5,369
                     Barcode & Wireless LAN Systems
            99,000   Zebra Technologies (b)                                4,702
                     Bar Code Printers
           345,000   Entegris (b)                                          3,412
                     Semiconductor Wager Shipping & Handling Products
           100,000   Belden CDT                                            2,221
                     Specialty Cable
            70,000   Littelfuse (b)                                        2,006
                     Little Fuses
            40,000   Rogers (b)                                            1,600
                     PCB Laminates & High Performance Foams
--------------------------------------------------------------------------------
                                                                          40,046
                     >TELECOMMUNICATIONS/WIRELINE COMMUNICATIONS: 2.5%
           333,800   Commonwealth Telephone (b)                           15,735
                     Rural Phone Franchises & CLEC


NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------
           480,000   Andrew (b)                                           $5,621
                     Wireless Infrastructure Equipment
           200,000   Tellabs (b)                                           1,460
                     Telecommunications Equipment
--------------------------------------------------------------------------------
                                                                          22,816
                     >BROADCASTING: 2.2%
           695,000   Spanish Broadcasting (b)                              7,131
                     Spanish Language Radio Stations
           293,100   Salem Communications (b)                              6,038
                     Radio Stations for Religious Programming
           572,700   Entravision Communications (b)                        5,080
                     Spanish Language TV, Radio & Outdoor
           138,500   Gray Television                                       2,004
                     Mid Market Affiliated TV Stations
--------------------------------------------------------------------------------
                                                                          20,253
                     >TRANSACTION PROCESSORS: 1.7%
           211,640   Global Payments                                      13,649
                     Credit Card Processor
           143,100   Pegasus Systems (b)                                   1,691
                     Transaction Processor for Hotel Industry
--------------------------------------------------------------------------------
                                                                          15,340
                     >COMPUTER SERVICES: 1.0%
         1,005,500   AnswerThink Consulting (b)                            4,153
                     I/T Consultant Offering Best Practices Benchmarking
           786,000   RCM Technologies (b)(c)                               3,961
                     Technology Engineering Services
           200,000   Igate Capital (b)                                       746
                     Technology Staffing Services
--------------------------------------------------------------------------------
                                                                           8,860
                     >BUSINESS INFORMATION/BUSINESS SERVICES/PUBLISHING: 1.0%
           102,800   Getty Images (b)                                      7,310
                     Photographs for Publications & Electronic Media
            90,000   Ceridian (b)                                          1,535
                     HR Services & Payment Processing
--------------------------------------------------------------------------------
                                                                           8,845
                     >INTERNET: 0.7%
           460,600   DoubleClick (b)                                       3,547
                     Internet Advertising & Direct Marketing Statistical Data
           285,000   ValueClick (b)                                        3,024
                     Internet Advertising
--------------------------------------------------------------------------------
                                                                           6,571
                     >ELECTRONICS DISTRIBUTION: 0.4%
            60,000   CDW                                                   3,401
                     Tech Reseller to Small Businesses

--------------------------------------------------------------------------------
                     >TELECOMMUNICATION EQUIPMENT: 0.4%
           300,000   Symmetricom (b)                                       3,327
                     Network Timing & Synchronization Devices

--------------------------------------------------------------------------------
                     >INSTRUMENTATION: 0.3%
            90,000   Trimble Navigation (b)                                3,043
                     GPS-Based Instruments
--------------------------------------------------------------------------------

                     >TELEVISION PROGRAMMING/CATV: 0.2%
           300,000   Mediacom Communications (b)                           1,962
                     Cable Television Franchises
--------------------------------------------------------------------------------

NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------
                     >CONTRACT MANUFACTURING: 0.2%
           117,700   Plexus (b)                                           $1,355
                     Electronic Manufacturing Services
--------------------------------------------------------------------------------

                                                                         -------
INFORMATION: TOTAL                                                       246,388

--------------------------------------------------------------------------------
CONSUMER GOODS/SERVICES: 18.4%
                     >RETAIL: 8.6%
           285,000   Abercrombie & Fitch                                  16,313
                     Teen Apparel Retailer
           435,750   Aeropostale (b)                                      14,271
                     Mall Based Teen Retailer
           360,000   Petco Animal Supplies (b)                            13,252
                     Pet Supplies & Services
           393,750   Christopher & Banks                                   6,930
                     Women's Apparel Retailer
           230,000   Chico's FAS (b)                                       6,500
                     Women's Specialty Retail
           212,500   Ann Taylor (b)                                        5,438
                     Women's Apparel Retailer
           100,000   Michaels Stores                                       3,630
                     Craft & Hobby Specialty Retailer
           100,000   Sports Authority (b)                                  2,750
                     Sporting Goods Stores
            95,000   Genesco (b)                                           2,700
                     Multi-Concept Branded Footwear Retailer
            48,200   Urban Outfitters (b)                                  2,312
                     Eclectic Home & Apparel Retailer
           141,200   Brookstone (b)                                        2,290
                     Specialty Consumer Product Retailer
            60,000   West Marine (b)                                       1,276
                     Largest Retailer of Boating Supplies
--------------------------------------------------------------------------------
                                                                          77,662
                     >CONSUMER SERVICES: 4.1%
           396,000   ITT Educational Services (b)                         19,206
                     Postsecondary Degree Program
           435,000   Coinstar (b)                                          9,222
                     Owner/Operator of Coin Counting Machines
           371,700   Central Parking                                       6,386
                     Owner, Operator & Manager of Parking Lots & Garages
            60,000   Weight Watchers (b)                                   2,579
                     Weight Loss Programs
--------------------------------------------------------------------------------
                                                                          37,393
                     >ENTERTAINMENT/LEISURE PRODUCTS: 1.7%
           241,300   International Speedway Motors                        13,091
                     Largest Motorsport Racetrack Owner & Operator
           195,000   Callaway Golf                                         2,496
                     Premium Golf Clubs & Balls
--------------------------------------------------------------------------------
                                                                          15,587
                     >APPAREL: 1.6%
           194,200   Oxford Industries                                     7,106
                     Branded & Private Label Apparel
            84,000   Coach (b)                                             4,757
                     Designer & Retailer of Branded Leather Accessories
           134,000   Steven Madden (b)                                     2,236
                     Wholesaler/Retailer of Fashion Footwear

--------------------------------------------------------------------------------
                                                                          14,099


NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------
                     >NONDURABLES: 1.3%
           167,200   Scotts Company (b)                                  $11,742
                     Consumer Lawn & Garden Products
--------------------------------------------------------------------------------

                     >FURNITURE: 1.0%
            60,000   HNI                                                   2,697
                     Office Furniture & Fireplaces
            85,000   Herman Miller                                         2,560
                     Office Furniture
            60,000   American Woodmark                                     2,177
                     Kitchen Cabinet Manufacturer
            20,000   Mohawk Industries (b)                                 1,686
                     Carpet & Flooring
--------------------------------------------------------------------------------
                                                                           9,120
                     >FOOD & BEVERAGES: 0.1%
            37,000   NBTY (b)                                                928
                     Vitamins & Supplements
--------------------------------------------------------------------------------

                                                                         -------
CONSUMER GOODS/SERVICES: TOTAL                                           166,531

--------------------------------------------------------------------------------
HEALTH CARE: 13.2%
                     >MEDICAL EQUIPMENT: 5.8%
           573,000   Edwards Lifesciences (b)                             24,765
                     Heart Valves
           221,300   Diagnostic Products                                  10,689
                     Immunodiagnostic Kits
           245,000   CTI Molecular Imaging (b)                             4,966
                     Medical Diagnostic Devices
           220,000   Viasys Healthcare (b)                                 4,198
                     Respiratory & Neurology Medical Equipment
           115,700   ICU Medical (b)                                       4,107
                     Intravenous Therapy Products
           170,600   VISX                                                  3,999
                     Laser Eye Surgery
--------------------------------------------------------------------------------
                                                                          52,724
                     >SERVICES: 3.3%
           246,800   Lincare Holdings (b)                                 10,916
                     Home Health Care Services
           133,250   Coventry Health Care (b)                              9,080
                     PPO Network
           423,800   NDCHealth Group (b)                                   6,772
                     Health Claims Processing & Drug Marketing Services
            40,000   Charles River Laboratories (b)                        1,882
                     Pharmaceutical Research
           100,000   Dendrite International (b)                            1,404
                     Software for Pharmaceutical Sales Force
--------------------------------------------------------------------------------
                                                                          30,054
                     >BIOTECHNOLOGY/DRUG DELIVERY: 2.2%
           155,000   Neurocrine Biosciences (b)                            5,899
                     Drugs for Sleep, Diabetes, MS & Endometriosis
           360,000   Nektar Therapeutics (b)                               5,018
                     Drug Delivery Technologies
           260,000   AtheroGenics (b)                                      3,403
                     Drugs for Atherosclerosis, Rheumatoid
                     Arthritis, Asthma
           315,000   Ligand Pharmaceuticals (b)                            1,805
                     Drugs for Pain, Cancer, Osteoporosis, & Diabetes
           300,000   Lexicon Genetics (b)                                  1,533
                     Drug Discovery

Columbia Acorn USA
        >Statement of Investments (Unaudited), continued

NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------
                     >BIOTECHNOLOGY/DRUG DELIVERY--CONTINUED
           154,000   SYRRX, Series C (d)(e)                                 $961
                     X-Ray Crystallography
           375,000   Locus Discovery, Series D, Pfd. (d)(e)                  750
                     High Throughput Rational Drug Design
           363,636   Metabolex, Series F (d)(e)                               53
                     Drugs for Diabetes
--------------------------------------------------------------------------------
                                                                          19,422
                     >MEDICAL SUPPLIES: 1.0%
           222,800   Techne (b)                                            8,952
                     Cytokines, Antibodies, Other Reagents For Life Sciences
--------------------------------------------------------------------------------

                     >PHARMACEUTICALS: 0.9%
           245,500   Par Pharmaceuticals (b)                               8,210
                     Generics
--------------------------------------------------------------------------------

                                                                         -------
HEALTH CARE: TOTAL                                                       119,362
--------------------------------------------------------------------------------
ENERGY/MINERALS: 13.0%
                     >OIL SERVICES: 6.3%
           335,000   Chicago Bridge & Iron                                14,750
                     Engineering & Construction for Petrochemicals & LNG
           401,700   FMC Technologies (b)                                 13,328
                     Oil & Gas Well Head Manufacturer
           300,000   Pride International (b)                               7,452
                     Offshore Drilling Contractor
           941,000   Newpark Resources (b)                                 5,542
                     Drilling Fluid Services to Oil & Gas Industry
           355,000   Hanover Compressor (b)                                4,285
                     Natural Gas Compressor Rental
           266,800   Pioneer Drilling (b)                                  3,674
                     Oil & Gas Well Driller
            51,000   Carbo Ceramics                                        3,578
                     Natural Gas Well Stimulants
           156,700   Layne Christensen (b)                                 2,706
                     Water/Mineral Driller & Coal Seam Gas Producer
           135,000   Key Energy Services (b)                               1,548
                     Oil & Gas Well Workover Services
--------------------------------------------------------------------------------
                                                                          56,863
                     >OIL & GAS PRODUCERS: 4.8%
           540,000   Quicksilver Resources (b)                            26,314
                     Natural Gas & Coal Seam Gas Producer
           272,000   Western Gas                                           9,370
                     Oil & Coal Seam Gas Producer
            52,100   Southwestern Energy (b)                               2,957
                     Natural Gas Producer
            75,000   Range Resources                                       1,752
                     Oil & Gas Producer
           450,000   Vaalco Energy (b)                                     1,724
                     Oil & Gas Producer
            70,000   McMoran Exploration (b)                               1,407
                     Natural Gas Producers & LNG Developer
--------------------------------------------------------------------------------
                                                                          43,524
                     >DISTRIBUTION/MARKETING/REFINING: 1.9%
           245,000   Oneok                                                 7,551
                     Natural Gas Utility, Marketing & Processing
           193,000   Atmos Energy                                          5,211
                     Natural Gas Utility
--------------------------------------------------------------------------------


NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------
            85,600   Equitable Resources                                  $4,917
                     Natural Gas Utility & Producer
--------------------------------------------------------------------------------
                                                                          17,679

                                                                         -------
ENERGY/MINERALS: TOTAL                                                   118,066
--------------------------------------------------------------------------------
INDUSTRIAL GOODS/SERVICES: 9.5%
                     >MACHINERY: 4.2%
           282,000   Esco Technologies (b)                                22,659
                     Filtration & Test Equipment
           194,000   Pentair                                               7,566
                     Pumps, Water Treatment & Tools
           110,000   Ametek                                                4,428
                     Aerospace/Industrial Instruments
            50,000   Kaydon                                                1,570
                     Specialized Friction & Motion Control Products
            40,100   Nordson                                               1,476
                     Dispensing Systems for Adhesives & Coatings
--------------------------------------------------------------------------------
                                                                          37,699
                     >LOGISTICS: 1.4%
           206,000   Hub Group (b)                                        12,910
                     Truck & Rail Freight Forwarder
--------------------------------------------------------------------------------

                     >INDUSTRIAL GOODS: 1.3%
           122,000   Genlyte Group                                        10,976
                     Commercial Lighting Fixtures
            25,000   Donaldson                                               807
                     Industrial Air Filtration
--------------------------------------------------------------------------------
                                                                          11,783
                     >WATER: 0.8%
           134,000   Cuno (b)                                              6,886
                     Filtration & Fluids Clarification
--------------------------------------------------------------------------------

                     >CONSTRUCTION: 0.7%
           112,700   Florida Rock Industries                               6,629
                     Concrete & Aggregates
--------------------------------------------------------------------------------

                     >INDUSTRIAL DISTRIBUTION: 0.3%
           113,000   Nuco2 (b)                                             2,972
                     Bulk CO2 Gas Distribution to Restaurants

--------------------------------------------------------------------------------

                     >INDUSTRIAL SERVICES: 0.3%
            95,000   Clark                                                 1,471
                     Executive Compensation & Benefits Consulting
            41,900   Insurance Auto Auctions (b)                           1,167
                     Auto Salvage Services
--------------------------------------------------------------------------------
                                                                           2,638
                     >SPECIALTY CHEMICALS/INDUSTRIAL
                     MATERIALS: 0.3%
           125,000   Spartech                                              2,481
                     Plastics Distribution & Compounding

--------------------------------------------------------------------------------
                     >OUTSOURCING SERVICES: 0.2%
           300,000   Quanta Services (b)                                   2,289
                     Electrical & Telecom Construction Services
--------------------------------------------------------------------------------

                                                                          ------
INDUSTRIAL GOODS/SERVICES: TOTAL                                          86,287

NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------
FINANCE: 8.9%
                     >FINANCE COMPANIES: 4.3%
         1,091,500   AmeriCredit (b)                                     $25,585
                     Auto Lending
           520,200   World Acceptance (b)                                 13,276
                     Personal Loans
--------------------------------------------------------------------------------
                                                                          38,861
                     >INSURANCE: 2.7%
           430,000   HCC Insurance Holdings                               15,549
                     Specialty Insurance
            14,000   Markel (b)                                            4,833
                     Specialty Insurance
            35,000   Philadelphia Consolidated Holding (b)                 2,714
                     Specialty Insurance
            91,000   United America Indemnity (formerly
                     known as United National Group)                       1,714
                     Specialty Insurance
--------------------------------------------------------------------------------
                                                                          24,810
                     >BANKS: 1.5%
           263,000   TCF Financial                                         7,140
                     Great Lakes Bank
           197,656   Chittenden                                            5,153
                     Vermont & Western Massachusetts Bank
            15,000   First Financial BankShares                              669
                     West Texas Community Bank
            30,000   West Bancorporation                                     511
                     Des Moines Small Business Bank
--------------------------------------------------------------------------------
                                                                          13,473
                     >SAVINGS & LOAN: 0.4%
           116,400   Anchor Bancorp Wisconsin                              3,272
                     Wisconsin Thrift
--------------------------------------------------------------------------------

                                                                          ------
FINANCE: TOTAL                                                            80,416
--------------------------------------------------------------------------------
OTHER INDUSTRIES: 0.6%
                     >REAL ESTATE: 0.2%
           100,000   Crescent Real Estate Equities                         1,634
                     Class A Office Buildings
            35,000   Highland Hospitality                                    362
                     Hotel Real Estate Investment Trust
--------------------------------------------------------------------------------
                                                                           1,996

NUMBER OF SHARES
OR PRINCIPAL AMOUNT (000)                                            VALUE (000)
--------------------------------------------------------------------------------
                     >REGULATED UTILITIES: 0.2%
            90,000   Northeast Utilities                                   1,734
                     Regulated Electric Utility
--------------------------------------------------------------------------------

                     >WASTE MANAGEMENT: 0.2%
            42,800   Waste Connections (b)                                 1,487
                     Solid Waste Management
--------------------------------------------------------------------------------

                                                                         -------
OTHER INDUSTRIES: TOTAL                                                    5,217

TOTAL COMMON STOCKS AND OTHER                                            -------
   EQUITY-LIKE SECURITIES: 90.8%                                         822,267
   (COST: $550,705)

SHORT-TERM OBLIGATIONS: 9.3%
$           28,000   Marshall + Ilsley 2.76% 04/04/04                    $27,994
            26,000   AIG Funding 2.77% 4/05/05                            25,992
            30,333   Repurchase Agreement with State
                        Street Bank & Trust Dated
                        03/31/05, Due 4/01/05 at 2.70%
                        Collateralized by Federal Home
                        Loan Mortgage Association
                        Notes, Maturing 3/05/19,
                        Market Value $30,942
                        (Repurchase proceeds: $30,335)                    30,333
--------------------------------------------------------------------------------
                     (AMORTIZED COST: $84,319)                            84,319

                                                                        --------
TOTAL INVESTMENTS: 100.1%                                                906,586
   (COST: $635,024) (A)

CASH AND OTHER ASSETS LESS LIABILITIES: (0.1%)                             (592)

                                                                        --------
TOTAL NET ASSETS: 100%                                                  $905,994
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
>Notes to Statement of Investments (in thousands)

(a) At March 31, 2005, for federal income tax purposes cost of investments was $635,024 and net unrealized appreciation was $271,562 consisting of gross unrealized appreciation of $300,863 and gross unrealized depreciation of $29,301.

(b)  Non-income producing security.

(c) An affiliate may include any company in which the Fund owns five percent or more of its outstanding voting shares. On March 31, 2005, the Fund held five percent or more of the outstanding voting securities of the following company:

     RCM Technologies                    6.90%

     The aggregate cost and value of this company at March 31, 2005, was $5,636 and $3,961, respectively. Investments in affiliate companies represent 0.4% of total net assets at March 31, 2005.

Columbia Acorn USA
        >Statement of Investments (Unaudited), continued

Investment activity and income amounts relating to affiliates during the three months ended March 31, 2005, were as follows:

                     Dividend Income                $    --
                     Net realized gain or loss      $    --
                     Purchases                      $    --
                     Proceeds from sales            $    --

(d) Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. At March 31, 2005, these securities were illiquid. At March 31, 2005, these securities (in thousands) amounted to $1,764 which represents 0.2% of total net assets.

     Additional information on these securities is as follows:

                                 ACQUISITION
SECURITY                             DATES           SHARES            COST (000)         VALUE (000)
-----------------------------------------------------------------------------------------------------
Locus Discovery, Series D, Pfd.    09/05/01         375,000               $1,500                $750
Metabolex, Series F                05/11/00         363,636                2,000                  53
SYRRX, Series C                    01/08/01         154,000                1,001                 961
                                                                          ------              ------
                                                                          $4,501              $1,764
                                                                          ======              ======

(e) Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

Columbia Acorn International Select
        >Statement of Investments (Unaudited) March 31, 2005

NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------

                                                            COMMON STOCKS: 94.6%
--------------------------------------------------------------------------------
EUROPE: 57.8%
                     >UNITED KINGDOM/IRELAND: 20.2%
           141,221   Anglo Irish Bank (Ireland)                           $3,534
                     Small Business & Middle Market Banking
           170,000   Exel                                                  2,722
                     Global Logistics & Freight Forwarding
           132,000   Depfa Bank (Ireland)                                  2,088
                     International Public Sector Finance
           110,000   IAWS (Ireland)                                        1,664
                     Manufacturer of Baked Goods
           220,000   Compass Group                                         1,003
                     International Concession & Contract Caterer
            70,000   Grafton Group (Ireland) (b)                             827
                     Building Materials Wholesaling & DIY Retailing
            70,000   British Sky Broadcasting                                767
                     Digital Satellite Broadcasting
            30,000   Intermediate Capital                                    605
                     European Provider of Mezzanine Capital
            25,000   Kerry (Ireland)                                         605
                     Food Ingredients
            17,000   Cobham                                                  448
                     Aerospace Components
--------------------------------------------------------------------------------
                                                                          14,263
                     >FRANCE/BELGIUM: 13.3%
            31,000   Neopost                                               2,685
                     Postage Meter Machines
           170,000   SES Global                                            2,202
                     Satellite Broadcasting Services
            27,000   Imerys                                                2,041
                     Industrial Minerals Producer
            34,000   Belgacom (Belgium)                                    1,406
                     Telecom Service Provider
            14,500   Essilor International                                 1,048
                     Eyeglass Lenses
--------------------------------------------------------------------------------
                                                                           9,382
                     >SWITZERLAND: 10.8%
             9,000   Kuehne & Nagel                                        1,941
                     Freight Forwarding/Logistics
            14,000   Swatch Group                                          1,924
                     Watch & Electronics Manufacturer
             1,900   Geberit International                                 1,391
                     Plumbing Supplies
            10,000   Synthes                                               1,112
                     Products for Orthopedic Surgery
             2,300   Schindler                                               852
                     Elevator Manufacturer & Service Provider
               600   Givaudan                                                385
                     Industrial Fragrances & Flavors
--------------------------------------------------------------------------------
                                                                           7,605
                     >NORWAY: 3.6%
           157,500   Den Norske Bank                                       1,608
                     Largest Norwegian Bank
            26,000   Orkla                                                   951
                     Food & Diversified Consumer Goods
--------------------------------------------------------------------------------
                                                                           2,559


NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------
                     >CZECH REPUBLIC: 3.3%
            16,300   Komercni Banka                                       $2,322
                     Leading Czech Universal Bank
--------------------------------------------------------------------------------

                     >SPAIN: 2.6%
            73,000   Red Electrica                                         1,808
                     Spanish Power Grid
--------------------------------------------------------------------------------

                     >GERMANY: 2.5%
            13,000   Deutsche Boerse                                         978
                     Trading, Clearing & Settlement Services for
                     Financial Markets
            12,000   Rhoen-Klinikum                                          761
                     Hospital Management
--------------------------------------------------------------------------------
                                                                           1,739
                     >ITALY: 1.5%
            70,000   Autogrill                                             1,047
                     Tollway Restaurants
--------------------------------------------------------------------------------

                                                                          ------
EUROPE: TOTAL                                                             40,725
--------------------------------------------------------------------------------
ASIA: 24.7%
                     >JAPAN: 18.6%
            48,000   Daito Trust Construction                              2,015
                     Apartment Builder
            59,000   Shimano                                               1,981
                     Bicycle Components & Fishing Tackle
            16,200   Hoya                                                  1,783
                     Opto-Electrical Components & Eyeglass Lenses
            11,000   Funai Electric                                        1,357
                     Consumer Electronics
            70,000   Ushio                                                 1,339
                     Industrial Light Sources
             1,627   Jupiter Telecommunications (b)                        1,298
                     Largest Cable Service Provider in Japan
           181,800   Hiroshima Bank                                          946
                     Regional Bank
            11,500   Fast Retailing                                          696
                     Apparel Retailer
            12,000   Ito En                                                  583
                     Soft Drink Maker Specializing in Green Tea Products
            94,000   Bank of Yokohama (b)                                    573
                     Regional Bank
            23,000   Olympus Optical                                         536
                     Medical Equipment & Cameras
--------------------------------------------------------------------------------
                                                                          13,107
                     >HONG KONG/CHINA: 4.0%
           600,000   Hong Kong Exchanges & Clearing                        1,554
                     Hong Kong Equity & Derivatives Operator
         2,000,000   Global Bio-Chem Technology
                     Group (China)                                         1,257
                     Refiner of Corn-Based Commodities
--------------------------------------------------------------------------------
                                                                           2,811

                     >SINGAPORE: 2.1%
         1,500,000   ComfortDelGro                                         1,517
                     Taxi & Mass Transit Service
--------------------------------------------------------------------------------

                                                                          ------
ASIA: TOTAL                                                               17,435

NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------
OTHER COUNTRIES: 8.9%
                     >CANADA: 6.3%
           300,000   Kinross Gold (b)                                     $1,825
                     Gold Mining
            47,000   Talisman Energy                                       1,608
                     Oil & Gas Producer
            50,000   Noranda                                               1,005
                     Diversified Mining Holding Company
--------------------------------------------------------------------------------
                                                                           4,438
                     >AUSTRALIA: 2.6%
           320,000   Lion Nathan                                           1,794
                     Beer Brewer/Distributor
--------------------------------------------------------------------------------

                                                                         -------
OTHER: TOTAL                                                               6,232

--------------------------------------------------------------------------------
LATIN AMERICA: 3.2%
                     >ARGENTINA: 3.2%
            37,000   Tenaris                                               2,276
                     Steel Pipe for Oil Wells & Pipelines
--------------------------------------------------------------------------------

                                                                         -------
LATIN AMERICA: TOTAL                                                       2,276

                                                                          ------
TOTAL COMMON STOCKS: 94.6%                                                66,668
   (COST: $50,265)


PRINCIPAL AMOUNT (000)                                               VALUE (000)
--------------------------------------------------------------------------------

SHORT-TERM OBLIGATIONS: 6.2%
$            4,381   Repurchase Agreement with State
                        Street Bank & Trust Dated
                        3/31/05, Due 4/1/05 at 2.70%
                        Collateralized by Federal
                        National Mortgage Association,
                        Maturing 9/15/09,
                        Market Value $4,469
                        (Repurchase proceeds: $4,381)                     $4,381
--------------------------------------------------------------------------------
                     (AMORTIZED COST: $4,381)                              4,381

                                                                          ------
TOTAL INVESTMENTS: 100.8%                                                 71,049
   (COST: $54,646) (A)

CASH AND OTHER ASSETS LESS LIABILITIES: (0.8%)                             (567)

                                                                          ------
TOTAL NET ASSETS: 100%                                                    70,482
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
>Notes to Statement of Investments (in thousands)

(a) At March 31, 2005, for federal income tax purposes cost of investments was $54,646 and net unrealized appreciation was $16,403 consisting of gross unrealized appreciation of $17,366 and gross unrealized depreciation of $963.

(b)  Non-income producing security.

(c) On March 31, 2005, the Fund's total investments were denominated in currencies as follows:

   Currency                        Value         % of Net Assets
===================================================================
   Euro                          $22,693                   32.2%
   Japanese Yen                   13,107                   18.6
   Swiss Franc                     7,605                   10.8
   US Dollar                       6,657                    9.4
   British Pounds                  5,546                    7.9
   Canadian Dollar                 4,438                    6.3
   Other currencies less
     than 5% of total
     net assets                   11,003                   15.6
                                --------                -------
                                 $71,049                  100.8%
                                ========                =======

Columbia Acorn Select
        >Statement of Investments (Unaudited) March 31, 2005

NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------

                                                            COMMON STOCKS: 91.1%
--------------------------------------------------------------------------------
INFORMATION: 33.9%
                     >BUSINESS SOFTWARE: 8.8%
         2,539,900   McAfee (b)                                          $57,300
                     Security Software & Services
         4,000,000   Novell (b)                                           23,840
                     Directory, Operating System & Identity
                     Management Software
         2,074,700   Aspect Communications (b)                            21,598
                     Call Center Software
           860,000   Synopsys (b)                                         15,566
                     Software for Designing Semiconductor Chips
--------------------------------------------------------------------------------
                                                                         118,304
                     >BUSINESS INFORMATION: 5.6%
           470,000   Moody's                                              38,004
                     Credit Rating Service
           925,000   FTI Consulting (b)                                   19,092
                     Financial Consulting Firm
           537,800   Fair Isaac                                           18,522
                     Credit Scoring & Decision Analytic Software
--------------------------------------------------------------------------------
                                                                          75,618
                     >TELECOMMUNICATIONS EQUIPMENT: 4.4%
         8,100,000   Tellabs                                              59,130
                     Telecommunications Equipment
--------------------------------------------------------------------------------

                     >INTERNET: 4.0%
         9,600,000   SkillSoft Publishing (b)(c)                          35,328
                     Provider of Web-based Learning Solutions
                     (E-Learning)
           820,000   IAC/InterActive Corp (b)                             18,261
                     Dominate Internet Middleman
--------------------------------------------------------------------------------
                                                                          53,589
                     >MOBILE COMMUNICATIONS: 3.1%
         2,300,000   American Tower (b)                                   41,929
                     Communication Towers in USA & Mexico
--------------------------------------------------------------------------------

                     >INSTRUMENTATION: 2.6%
         1,400,000   Tektronix                                            34,342
                     Analytical Instruments
--------------------------------------------------------------------------------

                     >TELEVISION PROGRAMMING/CATV: 2.4%
           400,000   Liberty Media International (b)                      17,496
                     CATV Holding Company
         1,600,000   UnitedGlobalCom (b)                                  15,136
                     Video, Voice & Data Services Outside the USA
--------------------------------------------------------------------------------
                                                                          32,632
                     >ELECTRONICS DISTRIBUTION: 2.2%
           525,000   CDW                                                  29,757
                     Tech Reseller to Small Businesses
--------------------------------------------------------------------------------

                     >COMPUTER SERVICES: 0.8%
         2,445,000   AnswerThink Consulting (b)(c)                        10,098
                     I/T Consultant Offering Best Practices Benchmarking
--------------------------------------------------------------------------------

                                                                         -------
INFORMATION: TOTAL                                                       455,399


NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------
CONSUMER GOODS/SERVICES: 30.6%
                     >RETAIL: 11.0%
           975,000   Abercrombie & Fitch                                 $55,809
                     Teen Apparel Retailer
         3,000,000   Safeway (b)                                          55,590
                     Retail Food & Drug Stores
           820,000   Costco                                               36,228
                     Warehouse Superstores
--------------------------------------------------------------------------------
                                                                         147,627
                     >CONSUMER SERVICES: 7.6%
         1,451,000   ITT Educational Services (b)                         70,373
                     Postsecondary Degree Programs
           728,000   Weight Watchers (b)                                  31,289
                     Weight Loss Program
--------------------------------------------------------------------------------
                                                                         101,662
                     >FURNITURE & MANUFACTURERS: 5.3%
           630,000   Coach (b)                                            35,677
                     Designer & Retailer of Branded Leather
                     Accessories
         1,160,000   Herman Miller                                        34,939
                     Office Furniture
--------------------------------------------------------------------------------
                                                                          70,616
                     >LEISURE VEHICLES: 4.5%
         1,050,000   Harley-Davidson                                      60,648
                     Motorcycles & Related Merchandise
--------------------------------------------------------------------------------

                     >ENTERTAINMENT: 2.2%
           550,000   International Speedway Motors                        29,838
                     Largest Motorsport Racetrack Owner & Operator
--------------------------------------------------------------------------------

                                                                         -------
CONSUMER GOODS/SERVICES: TOTAL                                           410,391
--------------------------------------------------------------------------------
FINANCE: 13.4%
                     >BANKS: 5.7%
         1,970,000   TCF Financial                                        53,486
                     Great Lakes Bank
           750,000   Associated Banc-Corp                                 23,422
                     Midwest Bank
--------------------------------------------------------------------------------
                                                                          76,908
                     >MONEY MANAGEMENT: 4.6%
         2,500,000   Janus Capital                                        34,875
                     Manages Mutual Funds
           729,500   SEI Investments                                      26,379
                     Mutual Fund Administration &
                     Investment Management
--------------------------------------------------------------------------------
                                                                          61,254
                     >INSURANCE: 3.1%
           120,000   Markel (b)                                           41,425
                     Specialty Insurance
--------------------------------------------------------------------------------

                                                                         -------
FINANCE: TOTAL                                                           179,587

NUMBER OF SHARES                                                     VALUE (000)
--------------------------------------------------------------------------------
HEALTH CARE: 5.7%
                     >SERVICES: 5.7%
           910,000   Lincare Holdings (b)                                $40,249
                     Home Health Care Services
           530,000   Coventry Health Care (b)                             36,114
                     PPO Network
--------------------------------------------------------------------------------
                                                                          76,363

                                                                       ---------
HEALTH CARE: TOTAL                                                        76,363

--------------------------------------------------------------------------------
INDUSTRIAL GOODS/SERVICES: 3.5%
                     >LOGISTICS: 2.6%
           661,000   Expeditors International
                     of Washington                                        35,397
                     International Freight Forwarder
--------------------------------------------------------------------------------

                     >OUTSOURCING SERVICES & TRAINING: 0.9%
         1,576,000   Quanta Services (b)                                  12,025
                     Electrical & Telecom Construction Services
--------------------------------------------------------------------------------

                                                                       ---------
INDUSTRIAL GOODS/SERVICES: TOTAL                                          47,422
--------------------------------------------------------------------------------
ENERGY/MINERALS: 4.0%
                     >OIL SERVICES: 4.0%
         1,654,000   Pride International (b)                              41,085
                     Offshore Drilling Contractor
           400,000   FMC Technologies (b)                                 13,272
                     Oil & Gas Well Head Manufacturer
--------------------------------------------------------------------------------
                                                                          54,357

--------------------------------------------------------------------------------
ENERGY/MINERALS: TOTAL                                                    54,357

                                                                       ---------
TOTAL COMMON STOCKS: 91.1%                                             1,223,519
   (COST: $1,048,053)


PRINCIPAL AMOUNT (000)                                               VALUE (000)
--------------------------------------------------------------------------------

SHORT-TERM OBLIGATIONS: 10.0%
$           30,000   American General Finance 2.76%
                     Due 4/4/05                                          $29,993
            30,000   Countrywide Funding 2.77%
                     Due 4/5/05                                           29,991
            30,000   Cheveron Texaco Funding 2.73%
                     Due 4/6/05                                           29,989
            25,000   Citicorp 2.78% Due 4/7/05                            24,988
            20,035   Repurchase Agreement with State
                        Street Bank & Trust Dated
                        3/31/05, Due 4/1/05 at 2.70%
                        Collateralized by Federal
                        National Mortgage Association
                        Notes, Maturing 9/15/09
                        Market Value $20,436
                        (Repurchase proceeds: $20,037)                    20,035
--------------------------------------------------------------------------------
                     (AMORTIZED COST: $134,996)                          134,996

                                                                      ----------
TOTAL INVESTMENTS: 101.1%                                              1,358,515
   (COST: $1,183,049) (A)

CASH AND OTHER ASSETS LESS LIABILITIES: (1.1%)                          (15,202)

                                                                      ----------
TOTAL NET ASSETS: 100%                                                $1,343,313
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
>Notes to Statement of Investments (in thousands)

(a) At March 31, 2005, for federal income tax purposes cost of investments was $1,183,049 and net unrealized appreciation was $175,466 consisting of gross unrealized appreciation of $227,829 and gross unrealized depreciation of $52,363.

(b)  Non-income producing security.

(c) An affiliate may include any company in which the Fund owns five percent or more of its outstanding voting shares. On March 31, 2005, the Fund held five percent or more of the outstanding voting securities of the following companies:

     SkillSoft Publishing                9.04%
     AnswerThink Consulting              5.63%

The aggregate cost and value of these companies at March 31, 2005, was $71,464 and $45,426, respectively. Investments in affiliate companies represent 3.8% of total net assets at March 31, 2005.

Investment activity and income amounts relating to affiliates during the three months ended March 31, 2005, were as follows:

                     Dividend Income                      $      --
                     Net realized gain or loss            $      --
                     Change in unrealized gain or loss    $ (19,359)
                     Purchases                            $  13,030
                     Proceeds from sales                  $      --

Columbia Thermostat Fund
         >Statement of Investments (Unaudited), March 31, 2005

NUMBER OF SHARES
OR PRINCIPAL AMOUNT (000)                                            VALUE (000)
--------------------------------------------------------------------------------

BOND FUNDS: 55.0%
         6,304,737   Columbia Intermediate Bond Fund,
                     Class Z                                             $56,491
         3,221,191   Columbia Federal Securities Fund,
                     Class Z                                              34,048
         2,612,220   Columbia High Yield Fund, Class Z                    22,256
--------------------------------------------------------------------------------
                     TOTAL BOND FUNDS (COST: $113,869)                   112,795

STOCK FUNDS: 44.8%
         2,640,978   Columbia Growth Stock Fund,
                     Class Z (b)                                          22,950
         1,262,176   Columbia Growth & Income
                     Fund, Class Z                                        22,921
           700,584   Columbia Acorn Fund, Class Z                         18,299
           689,428   Columbia Acorn Select, Class Z                       13,795
           509,865   Columbia Mid-Cap Value Fund,
                     Class Z                                              13,772
--------------------------------------------------------------------------------
                     TOTAL STOCK FUNDS (COST: $76,969)                    91,737

SHORT-TERM OBLIGATIONS: 0.2%

$              362   Repurchase Agreement with State
                        Street Bank & Trust Dated
                        3/31/05, Due 4/1/05 at 2.70%
                        Collateralized by Federal Home
                        Loan Mortgage Corp, Maturing
                        3/5/19, Market Value $370
                        (Repurchase proceeds:  $362)                         362
--------------------------------------------------------------------------------
                     (AMORTIZED COST:  $362)                                 362

                                                                        --------
TOTAL INVESTMENTS: 100.0%                                                204,894
   (COST: $191,200) (A)

CASH AND OTHER ASSETS LESS LIABILITIES: 0.0%                                (56)

                                                                        --------
TOTAL NET ASSETS: 100%                                                  $204,838
--------------------------------------------------------------------------------


>Notes to Statement of Investments (in thousands)

(a) At March 31, 2005, for federal income tax purposes cost of investments was $191,200 and net unrealized appreciation was $13,694 consisting of gross unrealized appreciation of $15,004 and gross unrealized depreciation of $1,310.

(b)  Non-income producing security.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                        Columbia Acorn Trust
            ------------------------------------------------------------------


By (Signature and Title)            /S/ Charles P. McQuaid
                        ------------------------------------------------------
                                    Charles P. McQuaid, President

Date                                May 26, 2005
    --------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)            /S/ Charles P. McQuaid
                        -------------------------------------------------------
                                    Charles P. McQuaid, President

Date                                May 26, 2005
    ---------------------------------------------------------------------------


By (Signature and Title)            /S/ Bruce H. Lauer
                        -------------------------------------------------------
                                    Bruce H. Lauer, Treasurer

Date                                May 26, 2005
    ---------------------------------------------------------------------------